UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%

	Automobiles & Components — 2.1%
168,450	General Motors Co.	$4,767,135
10,829	Lear Corp.	1,101,959

		5,869,094

	Banks — 8.9%
163,100	JPMorgan Chase & Co.	10,135,034
82,650	New York Community Bancorp, Inc.	1,238,923
12,250	PacWest Bancorp	487,305
79,250	People’s United Financial, Inc.	1,161,805
134,550	Regions Financial Corp.	1,145,021
33,350	SunTrust Banks, Inc.	1,370,018
162,499	Wells Fargo & Co.	7,691,078
36,200	Western Alliance Bancorp(a)	1,181,930

		24,411,114

	Capital Goods — 8.2%
78,500	Eaton Corp. PLC	4,688,805
36,250	Honeywell International, Inc.	4,216,600
9,650	Huntington Ingalls Industries, Inc.	1,621,489
4,150	Illinois Tool Works, Inc.	432,264
9,600	L-3 Communications Holdings, Inc.	1,408,224
46,900	Masco Corp.	1,451,086
37,350	Raytheon Co.	5,077,733
19,400	Timken Co. (The)	594,804
59,950	Vectrus, Inc.(a)	1,707,976
22,700	WESCO International, Inc.(a)	1,168,823

		22,367,804

	Consumer Durables & Apparel — 0.4%
21,000	Michael Kors Holdings, Ltd.(a)	1,039,080

	Consumer Services — 1.4%
87,700	Carnival Corp.	3,876,340

	Diversified Financials — 6.4%
40,400	Artisan Partners Asset Management, Inc., Class A	1,118,272
15,350	BlackRock, Inc.	5,257,835
92,900	Discover Financial Services	4,978,511
34,750	Eaton Vance Corp.	1,228,065
40,800	Federated Investors, Inc., Class B	1,174,224
22,300	NASDAQ OMX Group, Inc. (The)	1,442,141
99,250	Navient Corp.	1,186,037
16,500	T. Rowe Price Group, Inc.	1,204,005

		17,589,090

	Energy — 12.5%
121,250	Atwood Oceanics, Inc.	1,518,050
313,350	Denbury Resources, Inc.	1,124,927
52,000	Diamond Offshore Drilling, Inc.	1,265,160
230,550	EP Energy Corp., Class A(a)	1,194,249
123,050	Exxon Mobil Corp.	11,534,707
36,400	ONEOK, Inc.	1,727,180
29,400	Pioneer Natural Resources Co.	4,445,574
82,900	Rowan Cos. PLC, Class A	1,464,014
313,250	Seadrill, Ltd.(a)	1,014,930
48,650	Spectra Energy Corp.	1,782,049
16,350	Tesoro Corp.	1,224,942
87,225	Valero Energy Corp.	4,448,475
29,750	World Fuel Services Corp.	1,412,828

		34,157,085

Shares		Fair Value
COMMON STOCKS — (continued)

	Food & Staples Retailing — 2.6%
98,450	Wal-Mart Stores, Inc.	$7,188,819

	Food, Beverage & Tobacco — 3.6%
13,050	Ingredion, Inc.	1,688,801
8,450	JM Smucker Co. (The)	1,287,865
8,150	Philip Morris International, Inc.	829,018
50,900	Pilgrim’s Pride Corp.	1,296,932
71,100	Tyson Foods, Inc., Class A	4,748,769

		9,851,385

	Health Care Equipment & Services — 3.6%
55,150	Express Scripts Holding Co.(a)	4,180,370
58,950	HCA Holdings, Inc.(a)	4,539,739
7,450	UnitedHealth Group, Inc.	1,051,940

		9,772,049

	Household & Personal Products — 1.9%
30,350	Energizer Holdings, Inc.	1,562,721
24,000	Herbalife, Ltd.(a)	1,404,720
32,000	Nu Skin Enterprises, Inc., Class A	1,478,080
7,200	Spectrum Brands Holdings, Inc.	859,032

		5,304,553

	Insurance — 5.1%
74,900	Aflac, Inc.	5,404,784
47,250	Chubb, Ltd.	6,176,048
83,050	Old Republic International Corp.	1,602,035
6,800	Travelers Cos., Inc. (The)	809,472

		13,992,339

	Materials — 3.6%
12,100	Berry Plastics Group, Inc.(a)	470,085
26,150	Cabot Corp.	1,194,009
52,750	Dow Chemical Co. (The)	2,622,203
56,000	LyondellBasell Industries NV, Class A	4,167,520
52,450	Steel Dynamics, Inc.	1,285,025

		9,738,842

	Media — 1.9%
21,300	CBS Corp., Class B	1,159,572
50,950	Omnicom Group, Inc.	4,151,915

		5,311,487

	Pharmaceuticals, Biotechnology & Life Sciences — 8.7%
14,600	Amgen, Inc.	2,221,390
99,300	Johnson & Johnson	12,045,090
270,850	Pfizer, Inc.	9,536,629

		23,803,109

	Real Estate — 6.5%
14,650	Digital Realty Trust, Inc., REIT	1,596,703
14,400	Mid-America Apartment Communities, Inc., REIT	1,532,160
41,636	Piedmont Office Realty Trust, Inc., Class A, REIT	896,839
101,400	Prologis, Inc., REIT	4,972,656
55,550	Ventas, Inc., REIT	4,045,151
62,700	Welltower, Inc., REIT	4,775,859

		17,819,368

	Retailing — 0.3%
9,300	Lowe’s Cos., Inc.	736,281

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Semiconductors & Semiconductor Equipment — 2.2%
193,700	Applied Materials, Inc.	$4,642,989
9,550	Broadcom, Ltd.	1,484,070

		6,127,059

	Software & Services — 1.8%
43,100	Activision Blizzard, Inc.	1,708,053
17,550	Citrix Systems, Inc.(a)	1,405,579
14,400	Leidos Holdings, Inc.	689,328
70,950	Nuance Communications, Inc.(a)	1,108,949

		4,911,909

	Technology Hardware & Equipment — 3.4%
20,550	Arrow Electronics, Inc.(a)	1,272,045
276,950	Cisco Systems, Inc.	7,945,695

		9,217,740

	Telecommunication Services — 4.1%
147,150	AT&T, Inc.	6,358,351
88,250	Verizon Communications, Inc.	4,927,880

		11,286,231

	Transportation — 0.9%
64,250	Southwest Airlines Co.	2,519,243

	Utilities — 8.3%
70,500	American Electric Power Co., Inc.	4,941,345
60,250	Consolidated Edison, Inc.	4,846,510
66,500	Exelon Corp.	2,417,940

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — (continued)
122,550	PPL Corp.	$4,626,263
108,050	Southern Co. (The)	5,794,721

		22,626,779

	Total Common Stocks (Cost $246,643,195)	269,516,800

MONEY MARKET FUND — 1.5%

4,162,933	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(b)	4,162,933

	Total Money Market Fund (Cost $4,162,933)	4,162,933

Total Investments — 99.9% (Cost $250,806,128)		273,679,733
Net Other Assets (Liabilities) — 0.1%		218,697

NET ASSETS — 100.0%		$273,898,430

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.6%

	Automobiles & Components — 3.1%
1,127,600	Gentex Corp.	$17,421,420

	Banks — 1.7%
584,625	American Capital, Ltd.(a)	9,254,614

	Capital Goods — 7.0%
426,325	Allison Transmission Holdings, Inc.	12,035,155
279,900	EnPro Industries, Inc.	12,424,761
289,350	Jacobs Engineering Group, Inc.(a)	14,412,523

		38,872,439

	Commercial & Professional Services — 2.9%
1,011,520	Civeo Corp.(a)	1,820,736
467,200	Tetra Tech, Inc.	14,364,064

		16,184,800

	Consumer Durables & Apparel — 1.6%
1,261,575	Ascena Retail Group, Inc.(a)	8,818,409

	Diversified Financials — 13.0%
90,760	Affiliated Managers Group, Inc.(a)	12,776,285
903,575	E*TRADE Financial Corp.(a)	21,224,977
1,475,675	Leucadia National Corp.	25,573,448
183,050	T. Rowe Price Group, Inc.	13,357,159

		72,931,869

	Energy — 0.9%
579,000	Noble Corp. PLC	4,770,960

	Health Care Equipment & Services — 7.1%
145,600	Laboratory Corp. of America Holdings(a)	18,967,312
174,000	Zimmer Biomet Holdings, Inc.	20,946,120

		39,913,432

	Insurance — 11.4%
321,100	Assured Guaranty, Ltd.	8,146,307
80,450	Enstar Group, Ltd.(a)	13,032,096
20,125	Markel Corp.(a)	19,174,697
189,800	Willis Towers Watson PLC	23,594,038

		63,947,138

	Materials — 3.7%
635,900	Axalta Coating Systems, Ltd.(a)	16,870,427
267,050	Rayonier Advanced Materials, Inc.	3,629,209

		20,499,636

	Media — 9.4%
295,150	CBS Corp., Class B	16,067,966
1,355,000	News Corp., Class B	15,812,850
187,550	Omnicom Group, Inc.	15,283,449
128,050	Viacom, Inc., Class B	5,310,234

		52,474,499

	Real Estate — 10.6%
1,418,100	Annaly Capital Management, Inc., REIT	15,698,367

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
611,400	CBRE Group, Inc., Class A(a)	$16,189,872
319,525	Lincoln National Corp.	12,387,984
297,675	Ryman Hospitality Properties, Inc., REIT	15,077,239

		59,353,462

	Retailing — 2.5%
662,500	Chico’s FAS, Inc.	7,095,375
187,000	Kohl’s Corp.	7,091,040

		14,186,415

	Semiconductors & Semiconductor Equipment — 1.7%
506,000	II-VI, Inc.(a)	9,492,560

	Software & Services — 10.4%
1,008,350	DHI Group, Inc.(a)	6,282,021
81,600	DST Systems, Inc.	9,500,688
722,950	eBay, Inc.(a)	16,924,259
209,450	Fidelity National Information Services, Inc.	15,432,276
532,500	Western Union Co. (The)	10,213,350

		58,352,594

	Technology Hardware & Equipment — 7.0%
725,000	Knowles Corp.(a)	9,918,000
46,950	MicroStrategy, Inc., Class A(a)	8,217,189
758,700	NCR Corp.(a)	21,069,099

		39,204,288

	Transportation — 1.6%
786,300	Hertz Global Holdings, Inc.(a)	8,704,341

	Total Common Stocks (Cost $501,004,560)	534,382,876

MONEY MARKET FUND — 3.9%

22,029,545	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(b)	22,029,545

	Total Money Market Fund (Cost $22,029,545)	22,029,545

Total Investments — 99.5% (Cost $523,034,105)		556,412,421
Net Other Assets (Liabilities) — 0.5%		2,534,865

NET ASSETS — 100.0%		$558,947,286

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.4%

	Automobiles & Components — 3.2%
33,551	American Axle & Manufacturing Holdings, Inc.(a)	$485,818
27,702	Cooper Tire & Rubber Co.	826,074
9,584	Cooper-Standard Holding, Inc.(a)	757,040
6,678	Lear Corp.	679,553
6,639	Standard Motor Products, Inc.	264,099
32,926	Stoneridge, Inc.(a)	491,914
19,515	Superior Industries International, Inc.	522,612
10,395	Tenneco, Inc.(a)	484,511
5,748	Thor Industries, Inc.	372,125

		4,883,746

	Banks — 18.5%
19,467	1st Source Corp.	630,536
49,420	Banc of California, Inc.	894,502
9,939	BancFirst Corp.	599,520
49,283	BBCN Bancorp, Inc.	735,302
14,240	Camden National Corp.	598,080
32,714	Cathay General Bancorp	922,535
29,267	Central Pacific Financial Corp.	690,701
21,064	Chemical Financial Corp.	785,477
17,910	Community Trust Bancorp, Inc.	620,761
31,552	Customers Bancorp, Inc.(a)	792,902
38,626	Dime Community Bancshares, Inc.	657,028
28,172	Enterprise Financial Services Corp.	785,717
20,992	FCB Financial Holdings, Inc., Class A(a)	713,728
18,519	Federal Agricultural Mortgage Corp., Class C	644,832
38,469	Fidelity Southern Corp.	602,809
21,016	Financial Institutions, Inc.	547,887
75,914	First Commonwealth Financial Corp.	698,409
22,430	First Interstate BancSystem, Inc., Class A	630,283
42,519	First NBC Bank Holding Co.(a)	713,894
35,405	Flagstar Bancorp, Inc.(a)	864,236
30,766	Flushing Financial Corp.	611,628
71,755	Fulton Financial Corp.	968,693
26,612	Great Western Bancorp, Inc.	839,342
29,902	Hanmi Financial Corp.	702,398
17,369	Heartland Financial USA, Inc.	612,952
32,364	HomeStreet, Inc.(a)	644,691
17,121	IBERIABANK Corp.	1,022,637
25,508	Meta Financial Group, Inc.	1,299,888
28,733	OceanFirst Financial Corp.	522,079
9,000	Pacific Premier Bancorp, Inc.(a)	216,000
19,213	Popular, Inc.	562,941
4,400	Southside Bancshares, Inc.	136,048
40,083	TCF Financial Corp.	507,050
10,456	Territorial Bancorp, Inc.	276,770
32,435	Towne Bank	702,218
24,660	TriCo Bancshares	680,616
35,232	Trustmark Corp.	875,515
38,433	United Community Banks, Inc.	702,940
50,164	United Financial Bancorp, Inc.	651,129
35,593	Walker & Dunlop, Inc.(a)	810,809
40,706	Washington Federal, Inc.	987,528
2,472	Western Alliance Bancorp(a)	80,711

		28,543,722

	Capital Goods — 7.7%
32,775	Aegion Corp.(a)	639,440
13,129	AGCO Corp.	618,770
16,383	BWX Technologies, Inc.	586,020

Shares		Fair Value
COMMON STOCKS — (continued)

	Capital Goods — (continued)
21,179	Chart Industries, Inc.(a)	$511,049
10,419	EnerSys	619,618
30,037	Global Brass & Copper Holdings, Inc.	819,710
4,692	Huntington Ingalls Industries, Inc.	788,397
19,122	Insteel Industries, Inc.	546,698
34,943	Joy Global, Inc.	738,695
22,424	Kennametal, Inc.	495,795
38,879	MasTec, Inc.(a)	867,779
13,015	Owens Corning	670,533
29,661	Quanta Services, Inc.(a)	685,762
11,187	Spirit AeroSystems Holdings, Inc., Class A(a)	481,041
16,465	Timken Co. (The)	504,817
10,211	Universal Forest Products, Inc.	946,458
56,687	Wabash National Corp.(a)	719,925
9,788	Woodward, Inc.	564,180

		11,804,687

	Commercial & Professional Services — 3.7%
52,111	ACCO Brands Corp.(a)	538,307
27,932	Brady Corp., Class A	853,602
36,437	Ennis, Inc.	698,862
12,503	Insperity, Inc.	965,607
29,770	Mistras Group, Inc.(a)	710,610
33,384	RR Donnelley & Sons Co.	564,857
29,100	Tetra Tech, Inc.	894,679
25,447	West Corp.	500,288

		5,726,812

	Consumer Durables & Apparel — 1.4%
80,737	JAKKS Pacific, Inc.(a)	638,630
48,862	KB Home	743,191
30,002	Smith & Wesson Holding Corp.(a)	815,454

		2,197,275

	Consumer Services — 2.2%
14,590	Bob Evans Farms, Inc./DE	553,691
38,656	Boyd Gaming Corp.(a)	711,270
30,911	DeVry Education Group, Inc.	551,452
30,039	Isle of Capri Casinos, Inc.(a)	550,314
56,403	Scientific Games Corp., Class A(a)	518,344
9,630	Strayer Education, Inc.(a)	473,122

		3,358,193

	Diversified Financials — 0.5%
49,291	KCG Holdings, Inc., Class A(a)	655,570
14,832	Santander Consumer USA Holdings, Inc.(a)	153,215

		808,785

	Energy — 4.7%
64,667	Atwood Oceanics, Inc.	809,631
63,067	Bill Barrett Corp.(a)	402,998
29,110	California Resources Corp.	355,142
130,916	Denbury Resources, Inc.	469,988
20,252	Diamond Offshore Drilling, Inc.	492,731
178,666	EP Energy Corp., Class A(a)	925,490
36,685	Nordic American Tankers, Ltd.	509,555
28,374	Patterson-UTI Energy, Inc.	604,934
31,220	Rowan Companies PLC, Class A(a)	551,345
38,103	RPC, Inc.(a)	591,740
40,100	Superior Energy Services, Inc.	738,241

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
49,057	Unit Corp.(a)	$763,327

		7,215,122

	Food & Staples Retailing — 0.5%
24,824	SpartanNash Co.	759,118

	Food, Beverage & Tobacco — 2.3%
75,123	Darling Ingredients, Inc.(a)	1,119,333
38,045	Dean Foods Co.	688,234
1,154	Ingredion, Inc.	149,339
31,247	Pilgrim’s Pride Corp.	796,174
9,918	Sanderson Farms, Inc.	859,295

		3,612,375

	Health Care Equipment & Services — 4.4%
14,206	Amsurg Corp.(a)	1,101,533
13,166	Centene Corp.(a)	939,657
10,550	LifePoint Health, Inc.(a)	689,653
14,006	Magellan Health Services, Inc.(a)	921,175
10,057	Molina Healthcare, Inc.(a)	501,844
7,034	Owens & Minor, Inc.	262,931
46,206	Select Medical Holdings Corp.(a)	502,259
13,232	Surgical Care Affiliates, Inc.(a)	630,769
24,263	Triple-S Management Corp., Class B(a)	592,745
6,034	WellCare Health Plans, Inc.(a)	647,328

		6,789,894

	Household & Personal Products — 0.8%
56,188	Central Garden & Pet Co., Class A(a)	1,219,841

	Insurance — 11.3%
40,894	Ambac Financial Group, Inc.(a)	673,115
8,219	American Financial Group, Inc.	607,631
15,565	AMERISAFE, Inc.	952,889
18,141	Argo Group International Holdings, Ltd.	941,528
11,928	Aspen Insurance Holdings, Ltd.	553,221
20,086	Assured Guaranty, Ltd.	509,582
63,399	CNO Financial Group, Inc.	1,106,947
30,496	Employers Holdings, Inc.	884,994
14,444	Endurance Specialty Holdings, Ltd.	970,059
4,873	Enstar Group, Ltd.(a)	789,377
11,165	FBL Financial Group, Inc., Class A	677,381
7,411	Hanover Insurance Group, Inc. (The)	627,119
27,123	HCI Group, Inc.	739,915
52,216	Maiden Holdings, Ltd.	639,124
9,541	Navigators Group, Inc. (The)	877,486
31,379	Old Republic International Corp.	605,301
20,820	Primerica, Inc.	1,191,737
6,251	Reinsurance Group of America, Inc.	606,284
4,969	RenaissanceRe Holdings, Ltd.	583,559
31,206	Selective Insurance Group, Inc.	1,192,381
23,763	United Fire Group, Inc.	1,008,264
13,992	Validus Holdings, Ltd.	679,871

		17,417,765

	Materials — 2.9%
159,126	AK Steel Holding Corp.(a)	741,527
12,963	Cabot Corp.	591,891
30,804	Commercial Metals Co.	520,588
13,705	Trinseo SA	588,356
15,400	U.S. Concrete, Inc.(a)	938,014

Shares		Fair Value
COMMON STOCKS — (continued)

	Materials — (continued)
26,696	Worthington Industries, Inc.	$1,129,241

		4,509,617

	Media — 1.1%
43,819	Gannett Co., Inc.	605,140
30,775	MDC Partners, Inc., Class A	562,875
25,672	Regal Entertainment Group, Class A	565,811

		1,733,826

	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
13,037	Five Prime Therapeutics, Inc.(a)	539,080

	Real Estate — 9.0%
26,092	Altisource Portfolio Solutions SA(a)	726,401
143,871	Anworth Mortgage Asset Corp., REIT	676,194
42,514	Apollo Commercial Real Estate Finance, Inc., REIT	683,200
59,428	Ares Commercial Real Estate Corp., REIT	730,370
70,424	Capstead Mortgage Corp., REIT	683,113
37,829	Chimera Investment Corp., REIT	593,915
89,632	CYS Investments, Inc., REIT	750,220
89,988	Dynex Capital, Inc., REIT	624,517
49,616	Forest City Realty Trust, Inc., Class A, REIT	1,106,933
32,581	Getty Realty Corp., REIT	698,862
41,204	Great Ajax Corp., REIT	571,499
64,357	Invesco Mortgage Capital, Inc., REIT	881,047
78,440	MFA Financial, Inc., REIT	570,259
79,722	New Residential Investment Corp., REIT	1,103,352
62,980	Orchid Island Capital, Inc., REIT	648,064
44,629	PennyMac Mortgage Investment Trust, REIT	724,329
26,233	Piedmont Office Realty Trust, Inc., Class A, REIT	565,059
64,801	Redwood Trust, Inc., REIT	894,902
77,015	Two Harbors Investment Corp., REIT	659,248

		13,891,484

	Retailing — 2.4%
38,007	American Eagle Outfitters, Inc.	605,451
11,736	Big Lots, Inc.	588,091
12,273	Children’s Place, Inc. (The)	984,049
43,926	Rent-A-Center, Inc.	539,411
11,165	Shutterfly, Inc.(a)	520,401
13,000	Vitamin Shoppe, Inc.(a)	397,410

		3,634,813

	Semiconductors & Semiconductor Equipment — 1.1%
105,318	Amkor Technology, Inc.(a)	605,579
60,465	Photronics, Inc.(a)	538,743
25,262	Teradyne, Inc.	497,409

		1,641,731

	Software & Services — 2.6%
16,404	CSG Systems International, Inc.	661,245
73,989	EarthLink Holdings Corp.	473,530
11,033	Leidos Holdings, Inc.	528,150
20,743	ManTech International Corp., Class A	784,500
25,979	NeuStar, Inc., Class A(a)	610,766
31,520	Sykes Enterprises, Inc.(a)	912,819

		3,971,010

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology Hardware & Equipment — 6.2%
13,865	Arrow Electronics, Inc.(a)	$858,243
37,817	II-VI, Inc.(a)	709,447
25,595	Insight Enterprises, Inc.(a)	665,470
14,826	NCR Corp.(a)	411,718
22,006	NETGEAR, Inc.(a)	1,046,165
17,632	Plexus Corp.(a)	761,702
39,232	Sanmina Corp.(a)	1,051,810
72,837	Sonus Networks, Inc.(a)	632,954
11,136	SYNNEX Corp.	1,055,915
13,868	Tech Data Corp.(a)	996,416
68,391	TTM Technologies, Inc.(a)	514,984
66,404	Vishay Intertechnology, Inc.	822,746

		9,527,570

	Telecommunication Services — 0.5%
86,650	Iridium Communications, Inc.(a)	769,452

	Transportation — 1.8%
17,121	Atlas Air Worldwide Holdings, Inc.(a)	709,152
23,127	Hawaiian Holdings, Inc.(a)	877,901
45,989	SkyWest, Inc.	1,216,869

		2,803,922

	Utilities — 7.3%
17,646	ALLETE, Inc.	1,140,461
24,127	Avista Corp.	1,080,890
35,842	Calpine Corp.(a)	528,669
33,115	Dynegy, Inc.(a)	570,903
20,909	El Paso Electric Co.	988,368
18,019	IDACORP, Inc.	1,465,846
8,907	Northwest Natural Gas Co.	577,352
20,530	ONE Gas, Inc.	1,367,093
16,022	Otter Tail Corp.	536,577
12,132	Pinnacle West Capital Corp.	983,420
30,191	Portland General Electric Co.	1,332,027
17,338	SJW Corp.	682,770

		11,254,376

	Total Common Stocks (Cost $132,762,615)	148,614,216

EXCHANGE TRADED FUND — 2.1%

33,187	iShares Russell 2000 Value ETF	3,229,095

	Total Exchange Traded Fund (Cost $3,221,190)	3,229,095

Shares		Fair Value
MONEY MARKET FUND — 1.3%

2,042,141	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(b)	$2,042,141

	Total Money Market Fund (Cost $2,042,141)	2,042,141

Total Investments — 99.8% (Cost $138,025,946)		153,885,452
Net Other Assets (Liabilities) — 0.2%		364,519

NET ASSETS — 100.0%		$154,249,971

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.1%

	Automobiles & Components — 5.3%
449,500	Delphi Automotive PLC	$28,138,700
2,495,000	Ford Motor Co.	31,362,150

		59,500,850

	Banks — 3.1%
552,000	Capital One Financial Corp.	35,057,520

	Commercial & Professional Services — 7.7%
820,000	Nielsen Holdings PLC	42,615,400
541,800	Verisk Analytics, Inc.(a)	43,929,144

		86,544,544

	Consumer Durables & Apparel — 4.1%
561,000	Lennar Corp., Class A	25,862,100
417,002	Newell Brands, Inc.	20,253,787

		46,115,887

	Consumer Services — 2.7%
770,375	Norwegian Cruise Line Holdings, Ltd.(a)	30,691,740

	Food, Beverage & Tobacco — 2.1%
507,000	Mondelez International, Inc., Class A	23,073,570

	Health Care Equipment & Services — 16.5%
616,000	HCA Holdings, Inc.(a)	47,438,160
1,285,000	IMS Health Holdings, Inc.(a)	32,587,600
572,000	MEDNAX, Inc.(a)	41,429,960
297,000	UnitedHealth Group, Inc.	41,936,400
187,000	Zimmer Biomet Holdings, Inc.	22,511,060

		185,903,180

	Media — 12.9%
738,000	CBS Corp., Class B	40,176,720
740,000	Comcast Corp., Class A	48,240,600
1,324,000	Discovery Communications, Inc., Class C(a)	31,577,400
1,066,000	Live Nation Entertainment, Inc.(a)	25,051,000

		145,045,720

	Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
515,000	Gilead Sciences, Inc.	42,961,300
834,500	Myriad Genetics, Inc.(a)	25,535,700
310,500	Perrigo Co. PLC	28,153,035

		96,650,035

	Real Estate — 4.8%
605,000	CBRE Group, Inc., Class A(a)	16,020,400

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
743,920	Ryman Hospitality Properties, Inc., REIT	$37,679,548

		53,699,948

	Software & Services — 21.9%
1,186,000	Activision Blizzard, Inc.(b)	47,001,180
711,000	Akamai Technologies, Inc.(a)	39,766,230
128,000	Alliance Data Systems Corp.(a)	25,077,760
63,800	Alphabet, Inc., Class C(a)	44,155,980
186,000	Autodesk, Inc.(a)(b)	10,070,040
546,000	Check Point Software Technologies, Ltd.(a)	43,505,280
328,000	Intuit, Inc.	36,608,080

		246,184,550

	Technology Hardware & Equipment — 3.7%
1,446,000	Cisco Systems, Inc.	41,485,740

	Transportation — 1.7%
236,000	J.B. Hunt Transport Services, Inc.	19,099,480

	Total Common Stocks (Cost $840,199,005)	1,069,052,764

MONEY MARKET FUND — 4.8%

53,735,160	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(c)	53,735,160

	Total Money Market Fund (Cost $53,735,160)	53,735,160

Total Investments — 99.9% (Cost $893,934,165)		1,122,787,924
Net Other Assets (Liabilities) — 0.1%		1,060,536

NET ASSETS — 100.0%.		$1,123,848,460

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.1%

	Automobiles & Components — 2.5%
1,385,000	General Motors Co.	$39,195,500

	Banks — 3.8%
1,267,000	Wells Fargo & Co.	59,967,110

	Capital Goods — 2.3%
309,600	Honeywell International, Inc.	36,012,672

	Commercial & Professional Services — 2.1%
867,000	Robert Half International, Inc.	33,084,720

	Consumer Durables & Apparel — 1.9%
1,587,000	PulteGroup, Inc.	30,930,630

	Consumer Services — 5.2%
1,295,700	Dunkin’ Brands Group, Inc.	56,518,434
220,000	McDonald’s Corp.(a)	26,474,800

		82,993,234

	Diversified Financials — 5.9%
1,138,000	Discover Financial Services	60,985,420
1,308,000	Invesco, Ltd.	33,406,320

		94,391,740

	Energy — 4.6%
2,007,000	Spectra Energy Corp.	73,516,410

	Food, Beverage & Tobacco — 8.7%
45,000	Mead Johnson Nutrition Co.(a)	4,083,750
586,500	PepsiCo, Inc.	62,133,810
1,495,000	Unilever PLC, ADR	71,625,450

		137,843,010

	Health Care Equipment & Services — 3.8%
465,000	Anthem, Inc.	61,073,100

	Insurance — 1.3%
501,200	MetLife, Inc.	19,962,796

	Materials — 2.9%
669,500	Scotts Miracle-Gro Co. (The), Class A	46,804,745

	Media — 5.8%
719,600	Omnicom Group, Inc.	58,640,204
450,000	Time Warner, Inc.	33,093,000

		91,733,204

	Pharmaceuticals, Biotechnology & Life Sciences — 19.8%
1,473,000	Abbott Laboratories	57,903,630
954,000	AbbVie, Inc.	59,062,140
456,000	Johnson & Johnson	55,312,800

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
836,000	Merck & Co., Inc.	$48,161,960
645,000	Novartis AG, ADR	53,218,950
1,153,000	Pfizer, Inc.	40,597,130

		314,256,610

	Real Estate — 2.2%
2,178,000	Host Hotels & Resorts, Inc., REIT	35,305,380

	Software & Services — 7.8%
616,000	Accenture PLC, Class A	69,786,640
1,043,000	Microsoft Corp.	53,370,310

		123,156,950

	Technology Hardware & Equipment — 7.5%
1,558,900	Maxim Integrated Products, Inc.	55,637,141
1,180,000	QUALCOMM, Inc.	63,212,600

		118,849,741

	Telecommunication Services — 5.2%
1,479,000	Verizon Communications, Inc.	82,587,360

	Transportation — 3.8%
564,900	United Parcel Service, Inc., Class B	60,851,028

	Total Common Stocks (Cost $1,222,053,062)	1,542,515,940

MONEY MARKET FUND — 2.6%
40,614,272	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(b)	40,614,272

	Total Money Market Fund (Cost $40,614,272)	40,614,272

Total Investments — 99.7% (Cost $1,262,667,334)		1,583,130,212
Net Other Assets (Liabilities) — 0.3%		5,183,249

NET ASSETS — 100.0%		$1,588,313,461

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 86.1%

	Automobiles & Components — 0.2%
2,059	Gentherm, Inc.(a)	$70,521

	Banks — 2.3%
23,840	BBX Capital Corp., Class A(a)(b)	366,421
9,300	Citigroup, Inc.(b)	394,227
34,600	NMI Holdings, Inc., Class A(a)	189,608

		950,256

	Capital Goods — 0.1%
4,556	Builders FirstSource, Inc.(a)	51,255

	Consumer Durables & Apparel — 1.4%
12,934	Kate Spade & Co.(a)(b)	266,570
2,533	PVH Corp.	238,685
1,880	Under Armour, Inc.(a)	68,420

		573,675

	Consumer Services — 4.0%
27,573	Belmond, Ltd., Class A(a)(b)	272,973
13,185	BFC Financial Corp., Class A	37,973
300	Jack in the Box, Inc.	25,776
15,403	MGM Resorts International(a)	348,570
11,725	Norwegian Cruise Line Holdings, Ltd.(a)(b)	467,124
17,857	Penn National Gaming, Inc.(a)(b)	249,105
4,268	Royal Caribbean Cruises, Ltd.	286,596

		1,688,117

	Diversified Financials — 9.7%
15,000	Ally Financial, Inc.(a)	256,050
4,750	Ameriprise Financial, Inc.	426,788
22,300	Ares Management LP	314,207
6,500	Blackstone Group LP (The)	159,510
25,900	Carlyle Group LP (The)(b)	420,357
73,900	Cowen Group, Inc., Class A(a)	218,744
5,300	Fifth Street Asset Management, Inc.(b)	21,412
7,000	Invesco, Ltd.	178,780
30,400	KKR & Co. LP(b)	375,136
10,300	Morgan Stanley	267,594
26,414	OM Asset Management PLC	352,627
16,100	Oppenheimer Holdings, Inc., Class A(b)	248,906
4,600	Raymond James Financial, Inc.	226,780
33,600	SLM Corp.(a)	207,648
15,500	Voya Financial, Inc.(b)	383,780

		4,058,319

	Energy — 15.7%
1,900	Apache Corp.(b)	105,773
4,000	ARC Resources, Ltd.	68,240
17,771	Black Stone Minerals LP(b)	275,452
600	Canadian Natural Resources, Ltd.	18,498
2,700	Cimarex Energy Co.(b)	322,164
3,000	ConocoPhillips(b)	130,800
10,111	Cross Timbers Royalty Trust	183,312
7,000	Devon Energy Corp.(b)	253,750
38,812	Dorchester Minerals LP(b)	559,669
30,301	Enduro Royalty Trust	112,417
7,050	EOG Resources, Inc.(b)	588,111
68,700	Freehold Royalties, Ltd.	629,292
11,300	Freehold Royalties, Ltd.	104,170
2,500	Hess Corp.	150,250
1,000	Magellan Midstream Partners LP	76,000
12,600	Marathon Oil Corp.(b)	189,126
5,900	Mesa Royalty Trust	63,897

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
8,800	MPLX LP	$295,944
12,500	Newfield Exploration Co.(a)	552,250
2,575	North European Oil Royalty Trust	24,514
6,300	Occidental Petroleum Corp.(b)	476,028
3,000	Pacific Coast Oil Trust	6,300
38,200	Permian Basin Royalty Trust	280,006
1,200	Pioneer Natural Resources Co.	181,452
2,000	Royal Dutch Shell PLC, Class B, ADR	112,000
16,743	Sabine Royalty Trust(b)	559,384
5,300	Shell Midstream Partners LP	179,087
2,000	Western Gas Equity Partners LP	76,500

		6,574,386

	Food & Staples Retailing — 0.7%
9,397	Whole Foods Market, Inc.(b)	300,892

	Food, Beverage & Tobacco — 3.5%
7,165	Molson Coors Brewing Co., Class B(b)	724,596
4,252	TreeHouse Foods, Inc.(a)(b)	436,468
4,286	Tyson Foods, Inc., Class A(b)	286,262

		1,447,326

	Health Care Equipment & Services — 9.9%
7,478	AAC Holdings, Inc.(a)	170,648
1,225	ABIOMED, Inc.(a)(b)	133,880
1,136	Aetna, Inc.	138,740
2,602	Alere, Inc.(a)	108,451
3,200	Amedisys, Inc.(a)(b)	161,536
3,032	Amsurg Corp.(a)(b)	235,101
1,169	Becton Dickinson & Co.	198,251
3,000	Boston Scientific Corp.(a)	70,110
4,801	Brookdale Senior Living, Inc.(a)	74,127
2,558	Centene Corp.(a)(b)	182,564
2,922	DaVita HealthCare Partners, Inc.(a)	225,929
1,029	Edwards Lifesciences Corp.(a)(b)	102,622
5,000	Endologix, Inc.(a)	62,300
837	HCA Holdings, Inc.(a)	64,457
6,000	HMS Holdings Corp.(a)	105,660
1,393	Humana, Inc.	250,573
4,179	Innocoll Holdings PLC(a)	23,026
4,291	K2M Group Holdings, Inc.(a)(b)	66,596
1,400	Laboratory Corp. of America Holdings(a)(b)	182,378
3,764	LHC Group, Inc.(a)	162,906
2,391	Medtronic PLC(b)	207,467
3,750	Nevro Corp.(a)(b)	276,600
4,907	NuVasive, Inc.(a)(b)	293,046
778	RadNet, Inc.(a)	4,155
17,616	Streamline Health Solutions, Inc.(a)	21,139
2,330	Surgical Care Affiliates, Inc.(a)(b)	111,071
4,002	Tenet Healthcare Corp.(a)(b)	110,615
2,323	UnitedHealth Group, Inc.(b)	328,008
941	VCA, Inc.(a)	63,621
1,303	Zeltiq Aesthetics, Inc.(a)(b)	35,611

		4,171,188

	Insurance — 1.9%
47,900	Ambac Financial Group, Inc.(a)(b)	788,434

	Materials — 0.3%
10,714	Dominion Diamond Corp.(b)	94,712
651	Scotts Miracle-Gro Co. (The), Class A	45,511

		140,223

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Media — 1.5%
43,503	Global Eagle Entertainment, Inc.(a)(b)	$288,860
17,743	World Wrestling Entertainment, Inc., Class A(b)	326,649

		615,509

	Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
6,653	Abbott Laboratories	261,529
4,012	AbbVie, Inc.(b)	248,383
1,219	Acceleron Pharma, Inc.(a)	41,422
2,974	Agilent Technologies, Inc.	131,927
6,350	Alder Biopharmaceuticals, Inc.(a)	158,560
450	Alexion Pharmaceuticals, Inc.(a)	52,542
248	CareDx, Inc.(a)	1,071
1,027	Cempra, Inc.(a)	16,935
1,242	Charles River Laboratories International, Inc.(a)	102,391
4,193	Coherus Biosciences, Inc.(a)	70,820
5,494	Collegium Pharmaceutical, Inc.(a)(b)	65,104
900	Concordia International Corp.	19,386
1,400	Eagle Pharmaceuticals, Inc.(a)	54,306
30,658	Endocyte, Inc.(a)(b)	98,412
4,200	Global Blood Therapeutics, Inc.(a)	69,678
3,813	ICON PLC(a)	266,948
5,077	Medivation, Inc.(a)(b)	306,143
13,613	Minerva Neurosciences, Inc.(a)	138,989
2,045	Neurocrine Biosciences, Inc.(a)	92,945
770	Ophthotech Corp.(a)(b)	39,293
4,149	Otonomy, Inc.(a)(b)	65,886
3,168	Pacira Pharmaceuticals, Inc.(a)(b)	106,857
1,961	Paratek Pharmaceuticals, Inc.(a)	27,278
7,278	ProQR Therapeutics NV(a)(b)	35,226
1,135	Radius Health, Inc.(a)	41,711
517	TESARO, Inc.(a)	43,454
2,606	Teva Pharmaceutical Industries, Ltd., ADR	130,899
1,000	Thermo Fisher Scientific, Inc.(b)	147,760
821	Ultragenyx Pharmaceutical, Inc.(a)	40,155
2,500	Valeant Pharmaceuticals International, Inc.(a)	50,350
813	Waters Corp.(a)	114,348

		3,040,708

	Real Estate — 2.1%
24,000	Colony Capital, Inc., REIT(b)	368,400
14,986	Gaming and Leisure Properties, Inc., REIT(b)	516,717

		885,117

	Retailing — 3.4%
8,288	Aaron’s, Inc.	181,424
642	Amazon.com, Inc.(a)(b)(c)	459,428
5,668	CarMax, Inc.(a)	277,902
19,814	Tailored Brands, Inc.	250,845
5,221	Williams-Sonoma, Inc.	272,171

		1,441,770

	Software & Services — 12.5%
50	Absolute Software Corp.	267
6,006	Activision Blizzard, Inc.	238,018
200,000	Bazaarvoice, Inc.(a)	802,000
5,080	Electronic Arts, Inc.(a)(b)	384,861
4,011	Facebook, Inc., Class A(a)(b)	458,377
70,988	Guidance Software, Inc.(a)	439,416

Shares		Fair Value
COMMON STOCKS — (continued)

	Software & Services — (continued)
20,000	Intralinks Holdings, Inc.(a)	$130,000
77,553	LivePerson, Inc.(a)	491,686
10,000	Microsoft Corp.(b)	511,700
92,700	Rosetta Stone, Inc.(a)	718,425
6,731	SciQuest, Inc.(a)	118,869
15,000	Upland Software, Inc.(a)	114,300
195,160	YuMe, Inc.(a)(b)	718,189
49,882	Zynga, Inc., Class A(a)(b)	124,206

		5,250,314

	Technology Hardware & Equipment — 6.2%
77,161	Extreme Networks, Inc.(a)(b)	261,576
284,784	ID Systems, Inc.(a)(b)	1,369,811
131,879	Numerex Corp., Class A(a)(b)	987,774

		2,619,161

	Telecommunication Services — 3.4%
86,705	Boingo Wireless, Inc.(a)(b)	773,409
109,577	Vonage Holdings Corp.(a)(b)	668,420

		1,441,829

	Total Common Stocks (Cost $36,297,459)	36,109,000

PREFERRED STOCKS — 1.3%

	Banks — 1.3%
137,291	Fannie Mae, Series R, 7.625%(b)	562,893
	Total Preferred Stocks (Cost $808,286)	562,893

Contracts
PUT OPTIONS PURCHASED — 0.3%

	Exchange Traded Funds — 0.3%
259	Direxion Daily Financial Bull 3X Shares, Expires 01/20/17, Strike Price $28.75	138,565
	Total Put Options Purchased (Cost $145,641)	138,565

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
WARRANTS — 2.5%

	Banks — 1.7%
15,700	JPMorgan Chase & Co. (Issued/exercisable 10/28/08, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $42.14)	$ 317,925
200	SunTrust Banks, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)	856
171,186	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $35.98)(b)	369,762
38,701	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(b)	37,927
		726,470
	Diversified Financials — 0.8%
279,979	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(b)	23,238
12,400	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.06)(b)	295,616
		318,854
	Total Warrants (Cost $1,965,797)	1,045,324

Total Long-Term Investments — 90.2% (Cost $39,217,183)		37,855,782

MONEY MARKET FUND — 10.4%

4,359,628	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(d)	4,359,628
	Total Money Market Fund (Cost $4,359,627)	4,359,628
Total Investments Before Investments Sold Short — 100.6% (Cost $43,576,810)		42,215,410

Shares		Fair Value
INVESTMENTS SOLD SHORT — (45.5)%

	Automobiles & Components — (1.2)%
(31,443)	Gentex Corp.	$(485,794)

	Banks — (0.9)%
(12,639)	Old National Bancorp	(158,367)
(16,600)	People’s United Financial, Inc.	(243,356)

		(401,723)

	Commercial & Professional Services — (0.1)%
(799)	Advisory Board Co. (The)(a)	(28,277)

	Consumer Durables & Apparel — (2.2)%
(2,197)	NIKE, Inc., Class B	(121,274)
(11,247)	Under Armour, Inc., Class A(a)	(451,342)
(5,860)	VF Corp.	(360,331)

		(932,947)

	Consumer Services — (3.8)%
(11,246)	Bloomin’ Brands, Inc.	(200,966)
(1,648)	Cracker Barrel Old Country Store, Inc.	(282,583)
(2,667)	Darden Restaurants, Inc.	(168,928)
(924)	Dunkin’ Brands Group, Inc.	(40,305)
(300)	Jack in the Box, Inc.	(25,776)
(3,544)	Las Vegas Sands Corp.	(154,129)
(6,023)	Marriott International, Inc./MD, Class A	(400,289)
(6,868)	Restaurant Brands International, Inc.(c)	(285,709)
(2,102)	Service Corp. International/US	(56,838)

		(1,615,523)

	Diversified Financials — (0.6)%
(300)	FactSet Research Systems, Inc.	(48,426)
(3,400)	Financial Engines, Inc.	(87,958)
(1,200)	Franklin Resources, Inc.	(40,044)
(23,000)	LendingClub Corp.(a)	(98,900)

		(275,328)

	Energy — (4.5)%
(8,000)	Callon Petroleum Co.(a)	(89,840)
(6,000)	Exxon Mobil Corp.	(562,440)
(13,500)	Helmerich & Payne, Inc.	(906,255)
(4,000)	MV Oil Trust	(25,240)
(13,000)	SandRidge Mississippian Trust I	(31,720)
(45,000)	SandRidge Permian Trust	(117,000)
(9,000)	Unit Corp.(a)	(140,040)

		(1,872,535)

	Exchange Traded Funds — (6.1)%
(4,800)	Direxion Daily Financial Bear 3X Shares(a)	(181,008)
(29,328)	Direxion Daily Financial Bull 3X Shares(a)	(746,691)
(2,611)	Direxion Daily Small Cap Bull 3X Shares(a)	(164,519)
(2,500)	Energy Select Sector SPDR Fund	(170,600)
(6,186)	iShares Russell 2000 ETF	(711,204)
(2,782)	SPDR S&P500 ETF Trust	(582,912)

		(2,556,934)

	Food & Staples Retailing — (0.4)%
(3,092)	Sysco Corp.	(156,888)

	Food, Beverage & Tobacco — (2.0)%
(1,880)	Campbell Soup Co.	(125,076)
(10,307)	Dean Foods Co.	(186,454)
(1,705)	Ingredion, Inc.	(220,644)
(2,873)	Sanderson Farms, Inc.	(248,917)

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Food, Beverage & Tobacco — (continued)
(400)	TreeHouse Foods, Inc.(a)	$(41,060)

		(822,151)

	Health Care Equipment & Services — (3.0)%
(3,372)	Abaxis, Inc.	(159,260)
(1,056)	Cerner Corp.(a)	(61,882)
(6,122)	Community Health Systems, Inc.(a)	(73,770)
(2,231)	Express Scripts Holding Co.(a)	(169,110)
(1,200)	HealthSouth Corp.	(46,584)
(2,000)	Kindred Healthcare, Inc.	(22,580)
(252)	MEDNAX, Inc.(a)	(18,252)
(2,039)	Neogen Corp.(a)	(114,694)
(10,000)	Select Medical Holdings Corp.(a)	(108,700)
(1,973)	Stryker Corp.	(236,425)
(2,079)	Zimmer Biomet Holdings, Inc.	(250,270)

		(1,261,527)

	Household & Personal Products — (0.2)%
(713)	Kimberly-Clark Corp.	(98,023)

	Pharmaceuticals, Biotechnology & Life Sciences — (4.9)%
(3,000)	Adamas Pharmaceuticals, Inc.(a)	(45,420)
(500)	Allergan PLC(a)	(115,545)
(4,000)	AMAG Pharmaceuticals, Inc.(a)	(95,680)
(1,591)	Axovant Sciences, Ltd.(a)	(20,428)
(1,200)	Bluebird Bio, Inc.(a)	(51,948)
(1,200)	Editas Medicine, Inc.(a)	(29,280)
(1,074)	GW Pharmaceuticals PLC, ADR(a)	(98,346)
(4,000)	Halozyme Therapeutics, Inc.(a)	(34,520)
(1,557)	Incyte Corp.(a)	(124,529)
(3,752)	Insys Therapeutics, Inc.(a)	(48,551)
(4,000)	Intrexon Corp.(a)	(98,440)
(10,278)	Luminex Corp.(a)	(207,924)
(3,041)	Mallinckrodt PLC(a)	(184,832)
(10,698)	MediciNova, Inc.(a)	(80,770)
(1,308)	Mylan NV(a)	(56,558)
(3,295)	Quintiles Transnational Holdings, Inc.(a)	(215,229)
(511)	Regeneron Pharmaceuticals, Inc.(a)	(178,457)
(3,000)	Relypsa, Inc.(a)	(55,500)
(2,104)	Spark Therapeutics, Inc.(a)	(107,578)
(1,372)	Taro Pharmaceutical Industries, Ltd.(a)	(199,763)
—	ZIOPHARM Oncology, Inc.(a)	(1)

		(2,049,299)

	Real Estate — (1.4)%
(1)	American Homes 4 Rent, Class A, REIT	(10)
(5,400)	Iron Mountain, Inc., REIT	(215,082)
(8,067)	LaSalle Hotel Properties, REIT	(190,220)
(5,278)	Pebblebrook Hotel Trust, REIT	(138,548)
(2,991)	Silver Bay Realty Trust Corp., REIT	(50,937)

		(594,797)

	Retailing — (4.5)%
(300)	Amazon.com, Inc.(a)	(214,686)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Retailing — (continued)
(2,199)	Burlington Stores, Inc.(a)	$(146,695)
(2,524)	Foot Locker, Inc.	(138,467)
(4,606)	Netflix, Inc.(a)(c)	(421,357)
(1,194)	Pool Corp.	(112,272)
(11,076)	Ross Stores, Inc.	(627,898)
(2,876)	Signet Jewelers, Ltd.(c)	(237,011)

		(1,898,386)

	Semiconductors & Semiconductor Equipment — (1.3)%
(5,000)	ARM Holdings PLC, ADR	(227,550)
(5,000)	Texas Instruments, Inc.	(313,250)

		(540,800)

	Software & Services — (6.6)%
(2,500)	Accenture PLC, Class A	(283,225)
(5,000)	Akamai Technologies, Inc.(a)	(279,650)
(7,500)	Aspen Technology, Inc.(a)	(301,800)
(2,500)	Autodesk, Inc.(a)	(135,350)
(5,000)	Check Point Software Technologies, Ltd.(a)	(398,400)
(3,373)	Cimpress NV(a)	(311,935)
(1,000)	International Business Machines Corp.	(151,780)
(10,000)	Oracle Corp.	(409,300)
(2,864)	Take-Two Interactive Software, Inc.(a)	(108,603)
(10,200)	Western Union Co. (The)	(195,636)
(5,000)	Zillow Group, Inc.(a)	(181,400)

		(2,757,079)

	Technology Hardware & Equipment — (1.8)%
(15,000)	ARRIS International PLC(a)	(314,400)
(500)	Palo Alto Networks, Inc.(a)	(61,320)
(5,100)	ViaSat, Inc.(a)	(364,140)

		(739,860)

Total Investments Sold Short — (45.5)% (Cost $(19,543,281))		(19,087,871)

Total Investments — 55.1% (Cost $24,033,529)		23,127,539
Net Other Assets (Liabilities) — 44.9%		18,834,241

NET ASSETS — 100.0%		$41,961,780

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(c)	All or a portion of security was held as collateral for written call options.
(d)	Represents the current yield as of report date.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.1%

	Australia — 9.5%
399,725	AusNet Services	$492,309
92,300	Challenger Ltd/Australia	603,018
268,000	Fortescue Metals Group, Ltd.	717,181
158,475	Insurance Australia Group, Ltd.	652,802
65,200	Lend Lease Group	619,346
13,100	Macquarie Group, Ltd.	681,915
193,375	Stockland, REIT	685,612
172,400	Telstra Corp, Ltd.	720,587
45,125	Westpac Banking Corp.	1,000,673

		6,173,443

	Denmark — 1.3%
25,250	Danske Bank A/S	664,590
2,800	Vestas Wind Systems A/S	190,315

		854,905

	Finland — 1.1%
38,450	UPM-Kymmene OYJ	706,359

	France — 10.1%
7,775	Arkema SA	594,423
11,650	Casino Guichard Perrachon SA	646,677
36,475	CNP Assurances	538,146
12,600	Credit Agricole SA	105,928
8,375	Eiffage SA	595,382
42,700	Electricite de France SA	517,749
48,275	Engie SA	775,139
6,575	Fonciere Des Regions, REIT	581,141
5,275	LVMH Moet Hennessy Louis Vuitton SA	795,129
7,750	Renault SA	585,108
19,300	Societe Generale	603,821
3,350	Vinci SA	236,400

		6,575,043

	Germany — 6.8%
10,650	Bayer AG	1,069,636
3,450	Continental AG	652,835
44,725	Deutsche Lufthansa AG	525,857
4,275	HeidelbergCement AG	322,046
5,050	Henkel AG & Co. KGaA	546,250
4,750	Hochtief AG	613,279
6,750	Merck KGaA	686,093

		4,415,996

	Hong Kong — 4.1%
215,450	BOC Hong Kong Holdings, Ltd.	649,227
660,975	New World Development Co., Ltd.	673,114
393,925	NWS Holdings, Ltd.	623,530
912,900	WH Group, Ltd.(b)	723,012

		2,668,883

	Israel — 2.3%
4,650	Taro Pharmaceutical Industries, Ltd.(a)	677,040
16,375	Teva Pharmaceutical Industries, Ltd.	828,743

		1,505,783

	Italy — 2.2%
28,875	Prysmian SpA	633,785
127,475	Snam Rete Gas SpA	762,104

		1,395,889

	Japan — 25.9%
24,900	Alfresa Holdings Corp.	520,213

Shares		Fair Value
COMMON STOCKS — (continued)

	Japan — (continued)
186,000	Aozora Bank, Ltd.	$645,232
55,300	Astellas Pharma, Inc.	867,234
7,000	Daiichi Sankyo Co., Ltd.	170,066
11,100	FamilyMart Co., Ltd.	676,448
153,000	Fuji Electric Co., Ltd.	637,021
19,800	Fuji Heavy Industries, Ltd.	680,593
167,000	Fujitsu, Ltd.	614,112
32,500	Hitachi Chemical Co., Ltd.	606,983
38,500	Hitachi Construction Machinery Co., Ltd.	561,948
159,000	Hitachi, Ltd.	666,187
29,600	Idemitsu Kosan Co., Ltd.	642,619
33,200	Iida Group Holdings Co., Ltd.	679,905
18,600	Japan Airlines Co., Ltd.	598,411
164,500	JX Holdings, Inc.	642,096
25,300	KDDI Corp.	769,366
121,000	Mitsubishi Gas Chemical Co., Inc.	631,247
2,700	Mixi, Inc.	111,632
19,100	Nippon Telegraph & Telephone Corp.	895,693
62,400	Obayashi Corp.	664,367
155,000	Oji Holdings Corp.	595,046
176,100	Resona Holdings, Inc.	643,630
59,700	Showa Shell Sekiyu KK	557,220
42,600	Sumitomo Rubber Industries, Ltd.	570,325
85,000	Taisei Corp.	698,419
64,000	Teijin, Ltd.	212,067
65,000	TonenGeneral Sekiyu KK	592,119
57,400	Yokogawa Electric Corp.	647,305

		16,797,504

	Netherlands — 1.9%
5,000	AerCap Holdings NV(a)	167,950
80,850	Fiat Chrysler Automobiles NV	497,671
20,100	NN Group NV	553,324

		1,218,945

	Singapore — 3.5%
54,600	DBS Group Holdings, Ltd.	643,784
486,900	Genting Singapore PLC	264,122
25,100	Jardine Cycle & Carriage, Ltd.	686,633
283,700	Wilmar International, Ltd.	690,612

		2,285,151

	Spain — 1.1%
4,675	Aena SA(b)	619,677
46,500	Mapfre SA	102,122

		721,799

	Sweden — 4.1%
37,700	Industrivarden AB, Class C	613,361
24,225	Svenska Cellulosa AB, Class B	778,365
33,775	Swedbank AB, Class A	709,379
16,200	Swedish Match AB	565,349

		2,666,454

	Switzerland — 8.4%
25,925	ABB, Ltd.	513,110
4,150	Adecco SA	209,318
525	Barry Callebaut AG	646,407
381,975	Glencore PLC	787,301
4,125	Lonza Group AG	685,211
1,400	Roche Holding AG	369,432
2,550	Swiss Life Holding AG	589,300

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Switzerland — (continued)
8,925	Swiss Re AG	$779,513
3,375	Zurich Insurance Group AG	834,917

		5,414,509

	United Kingdom — 16.8%
82,225	3i Group PLC	603,296
14,825	AstraZeneca PLC	886,295
78,350	Barratt Developments PLC	425,758
20,525	British American Tobacco PLC	1,330,623
81,150	BT Group PLC	446,051
160,800	GKN PLC	581,368
17,875	Imperial Brands PLC	969,416
953,600	Lloyds Banking Group PLC	690,687
112,750	Meggitt PLC	612,849
14,200	Persimmon PLC	275,363
56,575	Petrofac, Ltd.	588,078
39,650	RELX PLC	730,136
84,325	Royal Mail PLC	566,544
33,050	SSE PLC	687,878
76,325	Subsea 7 SA(a)	750,236
33,950	WPP PLC	707,569

		10,852,147

	Total Common Stocks (Cost $67,059,505)	64,252,810

Shares		Fair Value
MONEY MARKET FUND — 0.5%

	United States — 0.5%
317,583	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(c)	$317,583

	Total Money Market Fund (Cost $317,583)	317,583

Total Investments — 99.6% (Cost $67,377,088)		64,570,393
Net Other Assets (Liabilities) — 0.4%		231,652

NET ASSETS — 100.0%		$64,802,045

(a)	Represents non-income producing security.
(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

Industry	Percentage of net assets
Automobiles & Components	5.5%
Banks	9.8%
Capital Goods	10.4%
Commercial & Professional Services	1.4%
Consumer Durables & Apparel	3.4%
Consumer Services	0.4%
Diversified Financials	3.9%
Energy	5.8%
Food & Staples Retailing	2.0%
Food, Beverage & Tobacco	7.6%
Health Care Equipment & Services	0.8%
Household & Personal Products	2.0%
Insurance	6.3%
Materials	8.0%
Media	1.1%
Money Market Fund	0.5%
Pharmaceuticals, Biotechnology & Life Sciences	9.6%
Real Estate	3.9%
Retailing	1.1%
Software & Services	1.1%
Technology Hardware & Equipment	2.0%
Telecommunication Services	4.4%
Transportation	3.6%
Utilities	5.0%

99.6%

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 19.4%

$288,300	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.930%, 8/8/18	$288,492
380,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	384,110
333,333	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-3A, Class A, 3.410%, 11/20/17(a)	334,756
365,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-2A, Class A, 2.802%, 5/20/18(a)	368,351
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2013-1A, Class A, 1.920%, 9/20/19(a)	601,476
140,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class B, 2.320%, 7/20/18	140,866
450,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class C, 1.740%, 10/22/18	450,684
450,000	Capital Auto Receivables Asset Trust 2014-2, Series 2014-2, Class C, 2.410%, 5/20/19	453,972
103,514	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/18	103,454
300,907	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	300,402
280,000	CarMax Auto Owner Trust, Series 2013-3, Class C, 2.150%, 5/15/19	281,406
500,000	Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.110%, 7/23/18	500,143
166,803	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	166,605
255,522	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	255,122
273,360	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	273,702
291,268	First Franklin Mortgage Loan Trust 2006-FF1, Series 2006-FF1, Class 2A3, 0.693%, 1/25/36(b)	287,606
500,000	Hertz Vehicle Financing, LLC, Series 2011-1A, Class A2, 3.290%, 3/25/18(a)	504,552
500,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(a)	499,759
420,000	Hyundai Auto Receivables Trust, Series 2012-C, Class B, 1.060%, 6/15/18	419,267
232,733	New Century Home Equity Loan Trust 2005-4, Series 2005-4, Class M1, 0.933%, 9/25/35(b)	229,928
56,349	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.713%, 11/25/35(b)	56,029
43,789	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.203%, 3/25/35(b)	43,793
404,954	RAMP Trust, Series 2005-RZ4, Class A3, 0.853%, 11/25/35(b)	402,035
394,462	RASC Series 2006-EMX1 Trust, Series 2006-EMX1, Class A3, 0.773%, 1/25/36(b)	390,778
512,063	RASC Series 2006-KS5 Trust, Series 2006-KS5, Class A3, 0.613%, 7/25/36(b)	501,408
240,379	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	240,530
245,215	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/19	245,475
350,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	353,512

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$500,000	Santander Drive Auto Receivables Trust 2016-2, Series 2016-2, Class B, 2.080%, 2/16/21	$502,212
	Total Asset Backed Securities (Cost $9,564,638)	9,580,425

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%

41,515	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	41,742
4,234	Fannie Mae, Series 2006-90, Class BE, 6.000%, 4/25/35	4,233
18,903	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A3, 0.723%, 9/25/35(b)	18,868

	Total Collateralized Mortgage Obligations (Cost $65,100)	64,843

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.1%

372,077	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	371,716
148,191	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	148,684
16,898	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.527%, 11/10/42(b)	16,883
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(b)	261,299
220,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, Series 2006-PW14, Class AM, 5.243%, 12/11/38	221,677
420,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.901%, 12/10/49(b)	432,318
400,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	404,722
409,183	COMM Mortgage Trust, Series 2007-C9, Class A4, 6.007%, 12/10/49(b)	421,860
552,270	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	557,345
435,530	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Series 2007-C3, Class A4, 5.889%, 6/15/39(b)	443,072
89,635	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/39	89,873
441,822	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4, 5.794%, 2/12/51(b)	458,706
34,488	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(b)	34,443
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	499,931
341,683	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	346,875
448,910	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	455,636
3,917	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	3,924

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$346,105	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/45(b)	$362,106
415,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.363%, 9/15/45(b)	438,311
450,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.472%, 2/12/51(b)	475,775
443,206	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.071%, 8/12/49(b)	457,311
179,351	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.810%, 6/12/50(b)	184,600
40,914	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/41	40,955
420,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/12/41	422,355
450,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.820%, 6/11/42(b)	464,109
360,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.477%, 1/11/43(b)	380,635
356,757	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.102%, 6/11/49(b)	370,148
389,036	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	388,897
312,054	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	313,391

	Total Commercial Mortgage-Backed Securities (Cost $9,741,694)	9,467,557

CORPORATE BONDS — 52.3%

	Automobiles & Components — 2.4%
250,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(a)	255,551
425,000	Ford Motor Credit Co., LLC, 1.270%, 3/27/17(b)	425,159
250,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	251,964
250,000	Nissan Motor Acceptance Corp., 1.800%, 3/15/18(a)	252,074

		1,184,748

	Banks — 15.5%
450,000	ABN AMRO Bank NV, 1.434%, 10/28/16(a)(b)	450,800
400,000	Bank of America Corp., 2.000%, 1/11/18	402,557
225,000	Bank of Nova Scotia (The), 1.375%, 12/18/17	225,713
250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	251,282
250,000	BNP Paribas SA, MTN, 1.375%, 3/17/17	250,443
370,000	Citigroup, Inc., 1.700%, 7/25/16	370,152
257,000	Comerica Bank, BKNT, 5.750%, 11/21/16	261,132
250,000	Compass Bank, BKNT, 1.850%, 9/29/17	249,268
300,000	Credit Suisse, GMTN, 1.155%, 5/26/17(b)	299,818
185,000	Fifth Third Bancorp, 1.067%, 12/20/16(b)	184,890
220,000	Huntington National Bank (The), BKNT, 1.300%, 11/20/16	220,247
250,000	ING Bank NV, 3.750%, 3/7/17(a)	254,317
425,000	JPMorgan Chase & Co., MTN, 1.350%, 2/15/17	425,864
250,000	KeyBank NA, BKNT, 1.650%, 2/1/18	251,450
250,000	Lloyds Bank PLC, 4.200%, 3/28/17	255,668

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$223,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	$228,094
300,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	300,044
250,000	Nordea Bank AB, 1.625%, 5/15/18(a)	251,535
425,000	PNC Funding Corp., 2.700%, 9/19/16	425,978
275,000	Royal Bank of Canada, GMTN, 1.450%, 9/9/16	275,368
200,000	Santander UK PLC, GMTN, 1.511%, 8/24/18(b)	199,574
225,000	Sumitomo Mitsui Banking Corp., 1.750%, 1/16/18	226,388
250,000	SunTrust Bank, BKNT, 1.350%, 2/15/17	250,301
250,000	Svenska Handelsbanken AB, 3.125%, 7/12/16	250,116
250,000	Swedbank AB, 1.600%, 3/2/18(a)	251,250
250,000	UBS, GMTN, 1.375%, 8/14/17	250,211
400,000	US Bancorp, MTN, 1.650%, 5/15/17	401,915

		7,664,375

	Capital Goods — 1.0%
225,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18(a)	230,503
250,000	Textron, Inc., 4.625%, 9/21/16	251,373

		481,876

	Commercial & Professional Services — 0.6%
275,000	Republic Services, Inc., 3.800%, 5/15/18	287,734

	Consumer Durables & Apparel — 0.6%
318,000	Whirlpool Corp., 1.350%, 3/1/17	318,536

	Consumer Services — 1.6%
185,000	Carnival Corp., 1.875%, 12/15/17	186,713
300,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	317,999
300,000	Hyundai Capital America, 1.875%, 8/9/16(a)	300,156

		804,868

	Containers & Packaging — 0.4%
200,000	Ecolab, Inc., 3.000%, 12/8/16	201,716

	Diversified Financials — 5.7%
250,000	AIG Global Funding, 1.650%, 12/15/17(a)	251,091
175,000	Ally Financial, Inc., 2.750%, 1/30/17	175,818
325,000	American Express Co., 1.244%, 5/22/18(b)	324,287
300,000	Capital One Bank USA NA, BKNT, 1.150%, 11/21/16	300,179
250,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	261,489
300,000	Macquarie Group, Ltd., 1.637%, 1/31/17(a)(b)	300,493
500,000	Morgan Stanley, 1.393%, 1/5/18(b)	500,369
419,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	428,412
250,000	Principal Life Global Funding II, 1.125%, 2/24/17(a)	250,261

		2,792,399

	Energy — 1.5%
250,000	BP Capital Markets PLC, 1.375%, 11/6/17	250,873
250,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	252,943
245,000	Total Capital International SA, 1.550%, 6/28/17.	246,274

		750,090

	Food & Staples Retailing — 0.5%
250,000	Anheuser-Busch InBev Finance, Inc., 1.250%, 1/17/18	250,243

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Food, Beverage & Tobacco — 3.0%
$225,000	Cargill, Inc., 1.900%, 3/1/17(a)	$226,490
250,000	Kraft Foods Group, Inc., 2.250%, 6/5/17	252,293
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(a)	253,142
250,000	Reynolds American, Inc., 3.500%, 8/4/16	250,517
250,000	Reynolds American, Inc., 2.300%, 8/21/17	253,037
250,000	SABMiller Holdings, Inc., 2.450%, 1/15/17(a)	251,655

		1,487,134

	Health Care Equipment & Services — 1.5%
320,000	Aetna, Inc., 1.700%, 6/7/18	322,568
296,000	Becton Dickinson and Co., 1.750%, 11/8/16	296,680
130,000	DENTSPLY International, Inc., 2.750%, 8/15/16	130,236

		749,484

	Health Care Providers & Services — 1.6%
415,000	Actavis Funding SCS, 1.736%, 3/12/18(b)	416,588
375,000	Zimmer Holdings, Inc., 1.450%, 4/1/17	375,239

		791,827

	Insurance — 4.4%
250,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	250,103
250,000	Liberty Mutual Group, Inc., 6.700%, 8/15/16(a)	251,556
400,000	Metropolitan Life Global Funding I, 1.300%, 4/10/17(a)	401,249
300,000	Pricoa Global Funding I, 1.150%, 11/25/16(a)	300,455
300,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	308,581
250,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	255,523
425,000	Wells Fargo & Co., MTN, 1.250%, 7/20/16	425,097

		2,192,564

	Materials — 0.5%
250,000	Xstrata Finance Canada, Ltd., 5.800%, 11/15/16(a)	253,000

	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
250,000	AbbVie, Inc., 1.750%, 11/6/17	251,477
240,000	Amgen, Inc., 1.250%, 5/22/17	240,387

		491,864

	Real Estate — 4.6%
291,000	ERP Operating L.P., 5.750%, 6/15/17	302,919
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	256,730
330,000	HCP, Inc., REIT, 6.000%, 1/30/17	338,640
250,000	Highwoods Realty LP, REIT, 5.850%, 3/15/17	257,077
128,000	National Retail Properties, Inc., REIT, 6.875%, 10/15/17	136,234
300,000	Simon Property Group LP, REIT, 2.800%, 1/30/17	301,933
250,000	Ventas Realty LP, REIT, 1.250%, 4/17/17	250,069
155,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	155,930
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	250,723

		2,250,255

	Retailing — 0.4%
210,000	The Home Depot, Inc., 1.023%, 9/15/17(b)	210,798

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Technology Hardware & Equipment — 0.3%
$150,000	Apple, Inc., 1.300%, 2/23/18	$151,019

	Telecommunication Services — 2.1%
400,000	America Movil SAB de CV, 2.375%, 9/8/16	401,174
225,000	AT&T, Inc., 1.400%, 12/1/17	225,360
400,000	Verizon Communications, Inc., 1.350%, 6/9/17	401,070

		1,027,604

	Transportation — 1.0%
250,000	Kansas City Southern, 1.334%, 10/28/16(a)(b)	249,690
224,000	Ryder System, Inc., MTN, 2.500%, 3/1/17	225,500

		475,190

	Utilities — 2.1%
215,000	Dominion Gas Holdings, LLC, 1.050%, 11/1/16	215,065
250,000	Edison International, 3.750%, 9/15/17	257,403
250,000	PSEG Power, LLC, 2.750%, 9/15/16	250,839
325,000	Southern Co. (The), 1.950%, 9/1/16	325,497

		1,048,804

	Total Corporate Bonds (Cost $25,822,210)	25,866,128

MUNICIPAL BONDS — 2.0%

	California — 0.4%
200,000	Municipal Improvement Corp. of Los Angeles, Taxable Series A Advance Refunding Revenue, 1.924%, 11/1/17	202,496

	Illinois — 1.2%
300,000	City Of Chicago Il Waterworks Revenue Txbl-2nd Lien-Ser A-2 Swap Termination Revenue Bonds, 2.000%, 11/1/16	300,849
250,000	State of Illinois, Public Improvements G.O., Series A (AGM), 5.000%, 6/1/17	259,067

		559,916

	New Jersey — 0.4%
210,000	New Jersey Economic Development Authority, Pension Funding Revenue, Series B (NATL), OID, 0.000%, 2/15/17	207,917

	Total Municipal Bonds (Cost $964,784)	970,329

Shares
MONEY MARKET FUND — 0.6%

310,521	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(c)	310,521

	Total Money Market Fund (Cost $310,520)	310,521

Total Investments — 93.5% (Cost $46,468,946)		46,259,803
Net Other Assets (Liabilities) — 6.5%		3,194,148

NET ASSETS — 100.0%		$49,453,951

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2016. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 17.6%

$ 400,000	AmeriCredit Automobile Receivables, Series 2015-4, Class B, 2.110%, 1/8/21	$403,396
680,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/8/19	682,072
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	832,458
140,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 2.553%, 7/25/34(a)	139,990
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	1,256,294
930,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2013-1A, Class A, 1.920%, 9/20/19(b)	932,287
1,000,000	Capital Auto Receivables Asset Trust, Series 2013-4, Class B, 2.060%, 10/22/18	1,005,373
470,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class C, 2.410%, 5/20/19	474,149
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	655,452
459,940	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(b)	459,220
1,200,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	1,210,342
517,810	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 0.693%, 1/25/36(a)	511,300
500,000	Ford Credit Auto Owner Trust, Series 2012-D, Class B, 1.010%, 5/15/18	498,982
116,667	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(b)	116,635
500,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	499,759
1,000,000	Hertz Vehicle Financing, LLC, Series 2016-3, Class A, 2.270%, 7/25/20(b)	1,007,573
950,000	Hyundai Auto Receivables Trust, Series 2013-B, Class B, 1.450%, 2/15/19	950,624
45,591	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.713%, 11/25/35(a)	45,332
67,674	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.203%, 3/25/35(a)	67,679
690,309	RASC Series 2006-EMX1 Trust, Series 2006-EMX1, Class A3, 0.773%, 1/25/36(a)	683,862
305,937	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	306,129
337,000	Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.250%, 6/17/19	339,123
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.970%, 11/15/19	1,003,667
500,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	505,429
500,000	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1.643%, 6/25/33(a)(b)	499,225

	Total Asset Backed Securities (Cost $15,033,453)	15,086,352

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%

127,910	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	136,483

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$126,552	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	$129,972
50,546	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	53,499
75,746	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	78,318
85,362	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	87,430
575,283	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	587,546
55,635	PHHMC Trust, Series 2007-6, Class A1, 5.436%, 12/18/37(a)	55,287
54,627	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	56,372

	Total Collateralized Mortgage Obligations (Cost $1,179,623)	1,184,907

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%

82,711	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	82,619
614,206	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	632,171
44,941	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.527%, 11/10/42(a)	44,901
29,763	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	29,669
673,010	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	670,477
216,817	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.471%, 1/12/45(a)	220,600
719,642	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	743,489
361,980	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	365,785
120,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.901%, 12/10/49(a)	123,520
655,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	662,731
741,075	COMM Mortgage Trust, Series 2007-C9, Class A4, 6.007%, 12/10/49(a)	764,036
780,019	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	787,187
798,472	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.889%, 6/15/39(a)	812,299
575,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	599,950
60,199	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	60,141
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	599,917

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 380,122	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	$385,898
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	883,583
166,097	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	168,585
571,243	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.071%, 8/12/49(a)	589,423
313,865	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.810%, 6/12/50(a)	323,050
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	835,487
152,376	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	152,817
530,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/12/41	532,971
640,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.477%, 1/11/43(a)	676,684
637,323	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.477%, 1/11/43(a)	673,463
271,591	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	271,494
479,478	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	500,898

	Total Commercial Mortgage-Backed Securities (Cost $13,680,958)	13,193,845

CORPORATE BONDS — 57.8%

	Automobiles & Components — 2.6%
325,000	BMW U.S. Capital, LLC, 1.500%, 4/11/19(b)	327,328
535,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(b)	546,879
400,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	403,142
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	408,889
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	516,361

		2,202,599

	Banks — 13.0%
450,000	Athene Global Funding, 2.875%, 10/23/18(b)	446,517
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,058,442
450,000	Bank of Montreal, 1.400%, 4/10/18	451,989
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(b)	452,308
550,000	BNP Paribas SA, MTN, 2.400%, 12/12/18	560,741
600,000	Capital One NA, BKNT, 1.650%, 2/5/18	600,505
350,000	CIT Group, Inc., 4.250%, 8/15/17	356,475
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,023,391
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	598,244
325,000	Fifth Third Bank, MTN, 2.150%, 8/20/18	330,077
575,000	Huntington National Bank (The), 1.375%, 4/24/17	575,893

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$400,000	ING Bank NV, 2.050%, 8/17/18(b)	$405,563
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	987,557
505,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	516,535
330,000	Nordea Bank AB, 4.875%, 1/27/20(b)	367,048
355,000	PNC Funding Corp., 5.625%, 2/1/17	363,769
485,000	Royal Bank of Canada, 2.500%, 1/19/21	501,131
425,000	Santander UK PLC, 2.000%, 8/24/18	425,634
600,000	Sumitomo Mitsui Banking Corp., GMTN, 1.350%, 7/11/17	600,030
500,000	UBS, MTN, 1.375%, 8/14/17	500,422

		11,122,271

	Capital Goods — 1.8%
95,000	Fortive Corp., 1.800%, 6/15/19(b)	95,609
295,000	LSB Industries, Inc., 7.750%, 8/1/19	293,894
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 3/15/18(b)	589,063
485,000	Waste Management, Inc., 6.100%, 3/15/18	525,773

		1,504,339

	Commercial & Professional Services — 0.9%
350,000	Equifax, Inc., 6.300%, 7/1/17	366,496
400,000	Republic Services, Inc., 3.800%, 5/15/18	418,523

		785,019

	Consumer Durables & Apparel — 0.4%
355,000	Whirlpool Corp., 1.350%, 3/1/17	355,599

	Consumer Services — 1.1%
500,000	Carnival Corp., 3.950%, 10/15/20	539,367
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(b)	423,999

		963,366

	Diversified Financials — 8.1%
365,000	Ally Financial, Inc., 3.600%, 5/21/18	365,913
400,000	Bank of New York Mellon Corp. (The), 2.500%, 4/15/21	414,488
240,000	Berkshire Hathaway, Inc., 2.200%, 3/15/21	247,582
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(b)	400,809
380,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	402,897
650,000	Credit Suisse, 1.700%, 4/27/18	650,695
300,000	First Data Corp., 6.750%, 11/1/20(b)	313,347
500,000	GE Capital International Funding Co., 2.342%, 11/15/20(b)	515,081
550,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/20	627,569
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	601,424
900,000	Morgan Stanley, 2.650%, 1/27/20	914,840
425,000	Protective Life Global Funding, 1.722%, 4/15/19(b)	427,503
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	505,301
500,000	State Street Corp., 4.956%, 3/15/18	524,029

		6,911,478

	Energy — 6.2%
200,000	BP Capital Markets PLC, 1.676%, 5/3/19	201,604
400,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co. LP, 1.700%, 5/1/18(b)	399,081
250,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	250,806

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	$530,255
385,000	Energy Transfer Partners LP, 6.125%, 2/15/17	394,948
147,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	142,873
500,000	Enterprise Products Operating, LLC, 1.650%, 5/7/18	500,421
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	379,415
400,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	397,100
100,000	Noble Holding International, Ltd., 2.500%, 3/15/17	98,870
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	393,283
450,000	Schlumberger Holdings Corp., 2.350%, 12/21/18(b)	458,780
425,000	Shell International Finance BV, 1.875%, 5/10/21	427,252
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	276,610
425,000	Western Gas Partners LP, 2.600%, 8/15/18	422,858

		5,274,156

	Food & Staples Retailing — 0.5%
250,000	CVS Health Corp., 2.125%, 6/1/21	253,074
175,000	Reynolds American, Inc., 2.300%, 6/12/18	177,807

		430,881

	Food, Beverage & Tobacco — 1.5%
415,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	430,361
450,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(b)	455,656
392,000	Reynolds American, Inc., 3.250%, 6/12/20	414,376

		1,300,393

	Health Care Equipment & Services — 2.7%
425,000	Aetna, Inc., 1.900%, 6/7/19	430,521
450,000	Boston Scientific Corp., 2.650%, 10/1/18	459,985
475,000	Humana, Inc., 7.200%, 6/15/18	525,988
375,000	Stryker Corp., 2.625%, 3/15/21	387,597
500,000	Zimmer Holdings, Inc., 2.000%, 4/1/18	504,178

		2,308,269

	Insurance — 8.5%
375,000	Alleghany Corp., 5.625%, 9/15/20	419,887
400,000	Chubb INA Holdings, Inc., 2.300%, 11/3/20	411,255
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	405,234
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	354,605
415,000	International Lease Finance Corp., 8.750%, 3/15/17	433,260
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(b)	658,421
500,000	Lloyds Bank PLC, 1.750%, 3/16/18	498,700
445,000	MUFG Union Bank NA, 2.625%, 9/26/18	454,744
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	430,669
375,000	PACCAR Financial Corp., MTN, 1.450%, 3/9/18	377,859
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(b)	511,875
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	351,911
600,000	Regions Financial Corp., 2.000%, 5/15/18	601,049

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$ 570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	$586,304
450,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(b)	454,202
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	357,733

		7,307,708

	Materials — 0.3%
295,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(b)	293,894

	Media — 0.5%
400,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	402,582

	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
250,000	AbbVie, Inc., 2.300%, 5/14/21	253,039
550,000	Actavis Funding SCS, 2.350%, 3/12/18	557,496

		810,535

	Real Estate — 4.3%
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	256,730
465,000	iStar, Inc., REIT, 4.000%, 11/1/17	457,444
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	466,008
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(b)	502,139
525,000	Ventas Realty LP/Ventas Capital Corp., REIT, 4.000%, 4/30/19	553,233
330,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	331,980
600,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(b)	601,734
525,000	Welltower Inc., REIT, 4.700%, 9/15/17	544,136

		3,713,404

	Retailing — 0.6%
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	527,765

	Software & Services — 0.5%
400,000	Visa, Inc., 2.200%, 12/14/20	412,432

	Telecommunication Services — 2.3%
400,000	AT&T, Inc., 2.450%, 6/30/20	408,384
500,000	CC Holdings GS V, LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	506,489
1,000,000	Verizon Communications, Inc., 2.550%, 6/17/19	1,036,038

		1,950,911

	Utilities — 1.0%
600,000	American Electric Power Co., Inc., 1.650%, 12/15/17	601,729
250,000	PSEG Power, LLC, 2.750%, 9/15/16	250,839

		852,568

	Total Corporate Bonds (Cost $49,096,529)	49,430,169

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
FOREIGN GOVERNMENT BOND — 0.5%

	Columbia — 0.5%
$400,000	Colombia Government International Bond, 7.375%, 1/27/17	$414,000

	Total Foreign Government Bond (Cost $413,389)	414,000

MUNICIPAL BONDS — 2.1%

	California — 0.7%
575,000	University Of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	577,363

	Hawaii — 0.5%
445,000	Hawaii State Highway Revenue, Refunding, Taxable, Series C, 1.600%, 1/1/18	451,648

	Puerto Rico — 0.4%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 2/8/16 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	329,985

	Washington — 0.5%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.596%, 10/1/17(a)	391,261

	Total Municipal Bonds (Cost $1,735,057)	1,750,257

Principal Amount		Fair Value

$2,421,100	1.750%, 10/31/20	$2,502,529
1,000,000	1.375%, 5/31/21	1,018,008

	Total U.S. Treasury Note (Cost $3,449,848)	3,520,537

Shares
MONEY MARKET FUND — 0.9%
763,903	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(c)	763,903

	Total Money Market Fund (Cost $763,903)	763,903
Total Investments — 99.8% (Cost $85,352,760)		85,343,970
Net Other Assets (Liabilities) — 0.2%		166,414

NET ASSETS — 100.0%		$85,510,384

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2016. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.3%

	Asset Backed Securities — 1.3%
$244,488	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$255,652
107,839	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	112,296

	Total Asset Backed Securities (Cost $352,327)	367,948

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%

767,916	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	801,072
348,286	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	356,339

	Total Collateralized Mortgage Obligations (Cost $1,136,311)	1,157,411

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%

140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	150,622

	Total Commercial Mortgage-Backed Securities (Cost $143,670)	150,622

CORPORATE BONDS — 4.8%

	Automobiles & Components — 0.6%
180,000	American Honda Finance Corp., 1.700%, 2/22/19	183,113

	Banks — 2.1%
200,000	Lloyds Bank PLC, 2.050%, 1/22/19	199,481
200,000	State Street Corp., 2.550%, 8/18/20	207,542
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	205,543

	Diversified Financials — 2.1%
500,000	Morgan Stanley, 2.125%, 4/25/18	505,233
100,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	100,011

	Total Corporate Bonds (Cost $1,370,905)	1,400,923

MORTGAGE-BACKED SECURITIES — 8.1%

	Fannie Mae — 4.2%
903,097	3.584%, 9/1/20, Pool #FN0000	976,773
105,078	5.500%, 1/1/33, Pool #678321	117,930
98,009	6.000%, 7/1/37, Pool #938378	109,828

		1,204,531

	Freddie Mac — 3.4%
456,027	4.000%, 12/1/35, Pool #C91860	492,822
473,521	3.500%, 6/1/36, Pool #C91875	504,270

		997,092

	Ginnie Mae — 0.5%
140,570	5.000%, 11/20/38, Pool #4283	145,355

	Total Mortgage-Backed Securities (Cost $2,234,361)	2,346,978

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.8%

	New York — 0.5%
$ 150,000	New York, NY, Public Improvements, Taxable, G.O., Series A-1, 3.823%, 10/1/16	$151,230

	Texas — 0.3%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	68,100

	Total Municipal Bonds (Cost $219,569)	219,330

U.S. GOVERNMENT AGENCIES — 25.8%

	Fannie Mae — 9.8%
425,000	2.000%, 7/30/27, STEP	425,301
178,000	2.500%, 11/30/27, STEP	177,721
1,000,000	6.250%, 5/15/29	1,456,350
500,000	7.125%, 1/15/30	784,443

		2,843,815

	Federal Farm Credit Bank — 11.9%
3,000,000	4.670%, 2/27/18	3,193,785
250,000	3.480%, 9/11/30	253,255

		3,447,040

	Freddie Mac — 4.1%
500,000	4.875%, 6/13/18	540,394
100,000	1.000%, 4/28/20, STEP	100,052
500,000	2.375%, 1/13/22	529,577

		1,170,023

	Total U.S. Government Agencies (Cost $6,986,368)	7,460,878

U.S. TREASURY NOTES — 52.1%

2,000,000	0.500%, 7/31/16	2,000,510
500,000	3.000%, 9/30/16	503,289
1,000,000	3.000%, 2/28/17	1,016,563
250,000	1.875%, 9/30/17	254,092
1,021,090	0.125%, 4/15/19(a)	1,042,668
500,000	1.250%, 4/30/19	507,871
510,845	0.125%, 4/15/20(a)	522,565
1,000,000	2.125%, 8/31/20	1,048,828
1,000,000	2.000%, 2/28/21	1,046,094
1,000,000	3.125%, 5/15/21	1,100,195
500,000	1.625%, 8/15/22	512,735
750,000	2.000%, 2/15/23	785,567
1,135,000	2.750%, 2/15/24	1,252,889
1,010,160	0.250%, 1/15/25(a)	1,025,549
500,000	2.125%, 5/15/25	528,145
500,000	2.000%, 8/15/25	522,715
361,644	2.000%, 1/15/26(a)	425,445
1,000,000	1.625%, 2/15/26	1,011,250

	Total U.S. Treasury Notes (Cost $14,805,290)	15,106,970

Shares
MONEY MARKET FUND — 2.0%

586,029	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(b)	586,029

	Total Money Market Fund (Cost $586,029)	586,029

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Fair Value
Total Investments — 99.4% (Cost $27,834,830)	$28,797,089
Net Other Assets (Liabilities) — 0.6%	172,593

NET ASSETS — 100.0%.	$28,969,682

(a)	Inflation protection security. Principal amount periodically adjusted for inflation.
(b)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.7%

$1,835,000	Aegis Asset Backed Securities Trust 2005-5, Series 2005-5, Class 1A4, 0.803%, 12/25/35(a)	$1,629,530
3,000,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	2,999,453
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,147,475
880,058	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.793%, 11/25/35(a)	855,062
5,330,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(b)	5,405,286
9,404,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	9,539,358
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.853%, 10/25/34(a)	2,313,157
4,715,000	Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.482%, 7/15/20(a)	4,700,138
1,018,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	1,015,317
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,617,713
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,290,991
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.893%, 1/25/36(a)	5,913,813
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,163,860
4,000,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,060,489
1,600,000	GSAMP Trust 2006-SEA1, Series 2006-SEA1, Class M1, 0.953%, 5/25/36(a)(b)	1,508,228
7,535,000	Hertz Vehicle Financing, LLC 2016-2, Series 2016-2A, Class A, 2.950%, 3/25/22(b)	7,742,836
8,000,000	Hertz Vehicle Financing, LLC 2016-3, Series 2016-3A, Class A, 2.270%, 7/25/20(b)	8,060,582
3,000,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.923%, 6/25/35(a)	2,820,993
1,287,017	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.653%, 1/25/36(a)	1,243,374
1,212,744	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.578%, 10/25/33(a)	1,165,557
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.143%, 5/25/35(a)	3,363,109
169,186	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.203%, 3/25/35(a)	169,199
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.953%, 11/25/35(a)	2,341,611
4,500,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	4,511,569
2,418,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	2,434,174
7,910,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	7,995,884
3,216,007	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.773%, 10/25/35(a)	3,084,066
3,774,378	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,930,385

	Total Asset Backed Securities (Cost $103,868,702)	105,023,209

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%

$ 556,932	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.004%, 4/25/35(a)	$ 537,836
653,318	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	684,503
2,739,445	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.678%, 4/20/35(a)	2,576,626
864,064	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	860,584
159,308	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	160,554
130,694	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	134,583
729,085	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	777,950
201,110	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	207,873
64,923	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	64,806
582,651	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	609,925
7,036	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	7,105
1,049,750	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,163,430
2,034,264	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/1/27	2,171,978
2,763,577	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,124,089
4,081,517	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(a)(b)	4,172,457
1,502,582	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,645,396
2,869,093	Freddie Mac, Series 4387, Class VM, 4.000%, 11/1/25	3,161,504
1,980,885	Freddie Mac, Series 4287, Class V, 4.500%, 10/1/26	2,230,405
374,257	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	418,760
2,891,305	Freddie Mac, Series 4331, Class V, 4.000%, 11/1/28	3,212,776
1,597,259	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,776,877
3,323,558	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	3,561,007
1,994,619	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	2,114,025
827,376	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	900,660
780,105	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	792,065
759,147	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	756,477
154,153	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	157,165
218,117	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	217,999
534,953	PHHMC Trust, Series 2007-6, Class A1, 5.436%, 12/18/37(a)	531,608
47,901	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	48,576

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 905,168	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	$921,094
842,488	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	878,258
451,697	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.831%, 12/25/34(a)	435,949
1,117,369	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	1,122,420
894,688	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.945%, 6/25/34(a)	887,404
282,005	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	283,834
156,372	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	156,679
95,139	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	97,159
834,640	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.851%, 1/25/35(a)	832,152
283,269	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	285,610
1,572,113	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.954%, 10/25/35(a)	1,582,007
176,009	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	181,630

	Total Collateralized Mortgage Obligations (Cost $45,245,775)	46,443,795

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%

484,766	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	484,222
1,178,245	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	1,177,100
1,875,831	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	1,882,076
2,960,314	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,046,905
449,412	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.527%, 11/10/42(a)	449,012
232,152	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	231,421
4,882,785	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,864,404
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	2,612,987
2,027,641	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,094,830
2,162,736	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	2,185,470
1,575,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.901%, 12/10/49(a)	1,621,194
1,000,000	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,087,222
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/1/46	3,957,633

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$4,050,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	$4,097,805
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	999,581
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,338,194
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	1,461,579
2,227,772	COMM Mortgage Trust, Series 2007-C9, Class A4, 6.007%, 12/10/49(a)	2,296,794
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.297%, 12/10/49(a)	1,553,743
1,024,062	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.137%, 9/1/39(a)	1,056,993
2,390,336	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Series 2007-C3, Class A4, 5.889%, 6/15/39(a)	2,431,728
834,000	Credit Suisse Commercial Mortgage Trust Series 2008-C1, Series 2008-C1, Class A3, 6.268%, 2/15/41(a)	867,751
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,797,227
586,483	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	591,674
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,765,574
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,550,130
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	4,300,976
386,716	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	386,343
2,350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	2,349,674
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	4,420,209
1,905,809	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	1,929,686
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.363%, 9/15/45(a)	1,827,176
3,206,258	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	3,342,292
1,680,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.472%, 2/12/51(a)	1,776,225
1,477,353	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.071%, 8/12/49(a)	1,524,370
2,953,919	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.810%, 6/12/50(a)	3,040,359
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	732,801
1,950,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.820%, 6/11/42(a)	2,011,141
3,841,095	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.477%, 1/11/43(a)	4,058,910
2,355,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.477%, 1/11/43(a)	2,489,987

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.601%, 9/1/47(a)(b)	$4,497,273
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.601%, 9/1/47(a)(b)	714,663
4,535,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	4,637,423
444,770	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	447,653
1,802,778	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	1,802,132
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,187,878
2,306,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	2,544,605
825,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	926,922
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,220,830
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,105,328
1,250,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,338,949
3,716,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	4,071,023
1,008,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,116,103

	Total Commercial Mortgage-Backed Securities (Cost $112,693,316)	110,304,180

CORPORATE BONDS — 36.7%

	Automobiles & Components — 1.6%
1,875,000	Daimler Finance North America, LLC, 1.600%, 8/3/17(b)	1,883,006
1,306,000	Ford Motor Co., 7.450%, 7/16/31	1,751,168
2,915,000	Ford Motor Credit Co., LLC, 1.270%, 3/27/17(a)	2,916,093
3,100,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	3,140,520
1,633,000	Lear Corp., 5.375%, 3/15/24	1,718,733

		11,409,520

	Banks — 6.9%
1,800,000	Athene Global Funding, 2.875%, 10/23/18(b)	1,786,070
4,035,000	Bank of America Corp., MTN, 6.875%, 4/25/18	4,405,199
1,282,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,618,221
1,874,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,862,287
1,993,000	Bank of Nova Scotia (The), 2.450%, 3/22/21	2,047,825
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,986,075
2,500,000	Citigroup, Inc., 2.326%, 5/15/18(a)	2,543,615
2,031,000	Citigroup, Inc., 4.400%, 6/10/25	2,123,632
1,815,000	Credit Suisse, MTN, 3.625%, 9/9/24	1,877,739
1,412,000	GE Capital International Funding Co., 4.418%, 11/15/35(b)	1,583,679
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,812,647
5,111,000	JPMorgan Chase & Co., 3.875%, 9/10/24	5,291,607
1,597,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,628,940
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,050,870
1,798,000	Mitsubishi UFJ Financial Group, Inc., 2.950%, 3/1/21	1,865,015

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$2,860,000	Morgan Stanley, 4.300%, 1/27/45	$3,010,282
3,735,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,047,892
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	519,575
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,067,874
1,505,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,655,500
1,670,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,702,799
1,595,000	Wachovia Corp., 5.500%, 8/1/35	1,840,766

		49,328,109

	Capital Goods — 1.0%
1,066,000	Fortive Corp., 4.300%, 6/15/46(b)	1,132,728
1,599,000	General Electric Co., Series D, 5.000%, 12/29/49(a)	1,696,539
1,478,000	LSB Industries, Inc., 7.750%, 8/1/19	1,472,457
1,369,000	Masco Corp., 4.375%, 4/1/26	1,412,110
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,262,287

		6,976,121

	Commercial & Professional Services — 0.8%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,511,850
457,000	Republic Services, Inc., 6.200%, 3/1/40	616,937
451,000	United Rentals North America, Inc., 7.375%, 5/15/20	469,040
1,560,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,789,247
1,335,000	Waste Management, Inc., 4.100%, 3/1/45	1,456,898

		5,843,972

	Consumer Durables & Apparel — 0.2%
1,383,000	Under Armour, Inc., 3.250%, 6/15/26	1,396,394

	Consumer Services — 0.2%
1,212,000	Carnival Corp., 3.950%, 10/15/20	1,307,424

	Diversified Financials — 3.7%
1,928,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	1,961,740
2,230,000	Ally Financial, Inc., 3.600%, 5/21/18	2,235,575
1,486,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	1,527,586
1,545,000	Ares Finance Co., LLC, 4.000%, 10/8/24(b)	1,508,658
1,500,000	Berkshire Hathaway, Inc., 2.750%, 3/15/23	1,549,848
1,950,000	Capital One Financial Corp., 3.200%, 2/5/25	1,964,588
1,650,000	First Data Corp., 6.750%, 11/1/20(b)	1,723,409
974,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,470,203
2,166,000	Goldman Sachs Group, Inc. (The), 1.798%, 4/23/20(a)	2,159,693
2,596,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	2,683,457
1,552,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	2,008,449
1,500,000	Morgan Stanley, 5.000%, 11/24/25	1,642,187
1,670,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,636,600
2,400,000	Wells Fargo & Co., GMTN, 4.300%, 7/22/27	2,591,354

		26,663,347

	Energy — 2.3%
1,350,000	Apache Corp., 4.750%, 4/15/43	1,387,890
1,200,000	Buckeye Partners LP, 4.150%, 7/1/23	1,207,667
654,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	635,640
1,330,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	1,086,756
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,384,715
1,165,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	1,315,558
570,000	Noble Holding International, Ltd., 2.500%, 3/15/17	563,559

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 856,000	NuStar Logistics LP, 8.150%, 4/15/18	$907,360
1,177,000	Phillips 66, 5.875%, 5/1/42	1,413,346
1,629,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,683,226
1,528,000	Shell International Finance BV, 4.550%, 8/12/43	1,699,474
910,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	1,044,693
1,997,000	Williams Partners LP, 3.900%, 1/15/25	1,815,167

		16,145,051

	Food & Staples Retailing — 0.4%
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,572,073

	Food, Beverage & Tobacco — 0.8%
1,351,000	Altria Group, Inc., 5.375%, 1/31/44	1,732,118
2,500,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	2,929,605
1,330,000	Kraft Heinz Foods Co., 3.000%, 6/1/26(b)	1,340,877

		6,002,600

	Health Care Equipment & Services — 1.0%
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,819,303
1,133,000	Humana, Inc., 4.950%, 10/1/44	1,242,114
2,458,000	Medtronic, Inc., 4.375%, 3/15/35	2,780,342
1,300,000	UnitedHealth Group, Inc., 2.700%, 7/15/20	1,353,975

		7,195,734

	Insurance — 6.4%
1,570,000	ACE INA Holdings, Inc., 4.350%, 11/3/45	1,806,159
1,857,000	Allied World Assurance Co. Holdings, Ltd., 4.350%, 10/29/25	1,900,123
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,769,083
2,892,000	CBRE Services, Inc., 5.250%, 3/15/25	3,011,599
1,315,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	1,436,637
1,570,000	Horace Mann Educators Corp., 4.500%, 12/1/25	1,658,606
1,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	1,697,667
1,275,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,389,750
1,081,000	Loews Corp., 3.750%, 4/1/26	1,145,916
1,405,000	Manulife Financial Corp., 5.375%, 3/4/46	1,641,828
870,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,301,902
1,750,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(a)(b)	1,918,000
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,159,846
987,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,500,577
1,655,000	Nippon Life Insurance Co., 5.100%, 10/16/44(a)(b)	1,780,972
1,000,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	1,187,154
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,762,410
1,447,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,584,283
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,095,463
1,111,000	Reinsurance Group of America, Inc., 3.950%, 9/15/26	1,144,778
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,483,498
1,710,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,747,779
1,735,000	Symetra Financial Corp., 4.250%, 7/15/24	1,802,937

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$3,140,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	$3,216,798
1,062,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,467,873
775,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,064,315
1,304,000	Ventas Realty LP, REIT, 5.700%, 9/30/43	1,532,954
1,415,000	XLIT, Ltd., 4.450%, 3/31/25	1,427,915

		45,636,822

	Materials — 0.7%
1,753,000	Glencore Funding, LLC, 1.693%, 4/16/18(a)(b)	1,682,880
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,290,120
1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	1,734,946

		4,707,946

	Media — 1.2%
1,393,000	21st Century Fox America, Inc., 5.400%, 10/1/43	1,618,022
2,490,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.464%, 7/23/22(b)	2,676,093
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,604,002
1,830,000	Interpublic Group of Cos., Inc. (The), 4.200%, 4/15/24	1,960,968

		8,859,085

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
2,925,000	Actavis Funding SCS, 3.800%, 3/15/25	3,047,347
1,600,000	Celgene Corp., 3.875%, 8/15/25	1,706,662
1,195,000	Johnson & Johnson, 3.700%, 3/1/46	1,345,560
1,730,000	Quintiles Transnational Corp., 4.875%, 5/15/23(b)	1,755,950

		7,855,519

	Real Estate — 4.7%
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,194,064
1,137,000	American Tower Corp., REIT, 5.050%, 9/1/20	1,264,264
1,203,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	1,234,218
1,600,000	Crown Castle International Corp., REIT, 4.450%, 2/15/26	1,737,016
1,849,000	CubeSmart LP, REIT, 4.800%, 7/15/22	2,053,984
739,000	Duke Realty LP, REIT, 3.250%, 6/30/26	749,259
1,275,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,477,248
2,136,000	HCP, Inc., REIT, 4.000%, 6/1/25	2,152,486
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	2,025,522
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,633,831
1,560,000	iStar, Inc., REIT, 4.000%, 11/1/17	1,534,650
1,711,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,786,405
1,100,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,153,015
1,642,000	National Retail Properties, Inc., REIT, 4.000%, 11/15/25	1,742,236
1,565,000	Prologis LP, 3.750%, 11/1/25	1,668,032
2,290,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	2,411,281
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,794,208
1,525,000	Sovran Acquisition LP, REIT, 3.500%, 7/1/26	1,538,801
1,855,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	1,866,130

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$1,350,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	$1,455,407

		33,472,057

	Retailing — 0.5%
1,291,000	The Home Depot, Inc., 5.875%, 12/16/36	1,763,245
2,027,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	2,125,273

		3,888,518

	Software & Services — 0.3%
1,673,000	Microsoft Corp., 4.750%, 11/3/55	1,892,899

	Telecommunication Services — 1.2%
1,313,000	AT&T, Inc., 3.000%, 6/30/22	1,344,609
856,000	British Telecommunications PLC, 9.375%, 12/15/30	1,318,823
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,318,146
3,391,000	Verizon Communications, Inc., 6.550%, 9/15/43	4,568,986

		8,550,564

	Transportation — 0.8%
1,381,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,635,104
1,655,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	1,804,840
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,125,259

		5,565,203

	Utilities — 0.9%
1,675,000	CMS Energy Corp., 4.700%, 3/31/43	1,891,584
1,564,000	Georgia Power Co., 4.300%, 3/15/42	1,713,392
1,650,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	1,833,752
1,354,000	Progress Energy, Inc., 3.150%, 4/1/22	1,409,024

		6,847,752

	Total Corporate Bonds (Cost $250,763,975)	262,116,710

MORTGAGE-BACKED SECURITIES — 9.2%

	Fannie Mae — 5.5%
19,653	5.000%, 8/1/20, Pool #832058	20,193
123,586	6.000%, 7/1/22, Pool #944967	129,298
109,158	5.000%, 9/1/25, Pool #255892	121,139
1,360,659	4.000%, 2/1/32, Pool #MA0977	1,473,519
3,137,673	4.000%, 6/1/34, Pool #MA1922	3,396,723
2,927,846	3.500%, 11/1/34, Pool #MA2077	3,113,112
109,492	6.500%, 1/1/35, Pool #809198	126,002
2,966,981	4.000%, 3/1/35, Pool #MA2211	3,213,505
57,912	7.000%, 6/1/35, Pool #255820	66,959
171,755	6.500%, 3/1/36, Pool #866062	210,644
115,820	6.500%, 7/1/36, Pool #885493	133,652
1,277,878	5.500%, 8/1/37, Pool #995082	1,451,223
713,918	4.500%, 10/1/39, Pool #AC2645	779,728
605,921	5.000%, 6/1/40, Pool #AD4927	674,965
441,988	5.000%, 6/1/40, Pool #AD8718	492,281
1,687,034	4.500%, 12/1/40, Pool #AH1100	1,849,650
1,274,103	4.500%, 5/1/41, Pool #AI1023	1,397,036
730,788	4.500%, 11/1/41, Pool #AJ4994	801,288
1,188,602	4.500%, 12/1/41, Pool #AJ7696	1,303,284
2,382,991	3.500%, 6/1/42, Pool #AB5373	2,522,748
3,622,251	3.500%, 5/1/43, Pool #AB9368	3,835,745
1,885,343	4.500%, 11/1/44, Pool #MA2100	2,057,140
3,491,020	4.500%, 1/1/45, Pool #MA2158	3,819,821
6,125,405	4.000%, 3/1/45, Pool #MA2217	6,570,552

		39,560,207

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — 3.4%
$ 122,150	5.500%, 10/1/21, Pool #G12425	$131,082
123,649	5.000%, 12/1/21, Pool #J04025	128,470
173,373	5.000%, 7/1/25, Pool #C90908	191,341
469,462	2.500%, 1/1/28, Pool #J22069	486,873
1,905,506	3.500%, 7/1/30, Pool #G18562	2,020,542
327,084	4.000%, 11/1/31, Pool #C91410	353,444
1,418,829	3.500%, 4/1/32, Pool #C91437	1,520,557
2,200,215	3.500%, 7/1/32, Pool #C91467	2,357,922
158,140	5.000%, 3/1/36, Pool #G08115	175,793
20,073	6.500%, 5/1/36, Pool #A48509	23,059
5,845,237	3.500%, 6/1/36, Pool #C91875	6,224,805
44,924	5.000%, 7/1/36, Pool #G02291	49,917
475,432	6.500%, 9/1/36, Pool #G08152	556,172
186,565	5.000%, 2/1/37, Pool #A57714	205,899
189,360	4.500%, 10/1/39, Pool #A89346	206,972
656,914	5.000%, 6/1/40, Pool #C03479	725,575
1,612,881	5.000%, 7/1/40, Pool #A93070	1,783,460
2,037,128	4.000%, 12/1/42, Pool #G07266	2,190,246
1,591,435	3.500%, 5/1/43, Pool #Q18305	1,679,763
1,443,770	4.000%, 5/1/44, Pool #V81186	1,547,303
674,253	4.000%, 7/1/44, Pool #G08595	721,465
638,526	4.000%, 9/1/44, Pool #Q28299	684,616

		23,965,276

	Ginnie Mae — 0.3%
350,355	5.000%, 2/15/40, Pool #737037	391,609
1,472,058	4.500%, 9/20/40, Pool #4801	1,607,139

		1,998,748

	Total Mortgage-Backed Securities (Cost $63,860,265)	65,524,231

MUNICIPAL BONDS — 3.5%

	California — 1.5%
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,197,391
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,221,842
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	2,027,113
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	2,008,323

		10,454,669

	Connecticut — 0.4%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,291,900

	District of Columbia — 0.3%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,970,150

	New Jersey — 0.2%
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,305,535

	New York — 0.8%
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,099,180

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — (continued)
$ 750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	$774,585
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	929,952
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,880,686

		5,684,403

	Pennsylvania — 0.3%
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,345,564

	Total Municipal Bonds (Cost $23,070,285)	25,052,221

U.S. TREASURY BONDS — 5.1%

26,247,300	3.125%, 2/15/43	30,940,029
5,689,880	0.750%, 2/15/45(c)	5,714,108

	Total U.S. Treasury Bonds (Cost $34,134,162)	36,654,137

U.S. TREASURY NOTES — 6.8%

6,096,000	0.750%, 4/30/18	6,113,624
9,610,000	1.375%, 4/30/20	9,790,937
12,197,000	2.125%, 5/15/25	12,883,557
19,487,887	0.375%, 7/15/25(c)	20,066,443

	Total U.S. Treasury Notes (Cost $48,248,307)	48,854,561

Shares

PREFERRED STOCKS — 0.5%

	Banks — 0.5%
61,601	Citigroup Capital XIII, 7.875%	1,605,938
65,135	US Bancorp, Series F, 6.500%	2,006,158
		3,612,096
	Total Preferred Stocks (Cost $3,309,132)	3,612,096

Shares		Fair Value
MONEY MARKET FUND — 0.9%
6,497,322	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(d)	$6,497,322
	Total Money Market Fund (Cost $6,497,322)	6,497,322

Total Investments — 99.3% (Cost $691,691,241)		710,082,462
Net Other Assets (Liabilities) — 0.7%		4,759,150

NET ASSETS — 100.0%.		$714,841,612

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2016. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 95.9%

	Automobiles & Components — 2.8%
$200,000	BMW U.S. Capital, LLC, 2.800%, 4/11/26(a)	$205,143
315,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	319,117
250,000	Hyundai Capital America, 2.000%, 3/19/18(a)	251,567
255,000	Lear Corp., 5.375%, 3/15/24	268,388

		1,044,215

	Banks — 13.2%
270,000	AgriBank FCB, Series AI, 9.125%, 7/15/19(a)	270,565
200,000	Associated Banc-Corp, 2.750%, 11/15/19	202,414
350,000	Athene Global Funding, 2.875%, 10/23/18(a)	347,291
600,000	Bank of America Corp., MTN, 6.875%, 4/25/18	655,048
375,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	372,656
335,000	CIT Group, Inc., 4.250%, 8/15/17	341,197
235,000	Citigroup, Inc., 2.650%, 10/26/20	239,141
400,000	Citigroup, Inc., 4.400%, 6/10/25	418,244
370,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	377,400
225,000	KeyCorp, MTN, 5.100%, 3/24/21	253,108
457,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	495,284
255,000	National City Corp., 6.875%, 5/15/19	287,424
215,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	236,500
325,000	US Bancorp, MTN, 2.950%, 7/15/22	338,207

		4,834,479

	Capital Goods — 4.5%
135,000	Fortive Corp., 2.350%, 6/15/21(a)	136,980
327,000	General Electric Co., Series D, 5.000%, 12/29/49(b)	346,947
290,000	LSB Industries, Inc., 7.750%, 8/1/19	288,913
210,000	Masco Corp., 4.375%, 4/1/26	216,613
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)	304,166
345,000	Textron, Inc., 3.650%, 3/1/21	361,993

		1,655,612

	Commercial & Professional Services — 2.3%
225,000	Republic Services, Inc., 3.550%, 6/1/22	242,976
74,000	United Rentals North America, Inc., 7.375%, 5/15/20	76,960
195,000	Verisk Analytics, Inc., 5.800%, 5/1/21	223,656
260,000	Waste Management, Inc., 4.600%, 3/1/21	289,043

		832,635

	Consumer Durables & Apparel — 1.2%
230,000	Mohawk Industries, Inc., 3.850%, 2/1/23	242,366
204,000	Under Armour, Inc., 3.250%, 6/15/26	205,976

		448,342

	Consumer Services — 0.7%
225,000	Carnival Corp., 3.950%, 10/15/20	242,715

	Diversified Financials — 14.5%
249,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	253,357
360,000	Ally Financial, Inc., 3.600%, 5/21/18	360,900
280,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	287,836
380,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	371,062
335,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	383,786
385,000	Capital One Financial Corp., 3.200%, 2/5/25	387,880

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — (continued)
$330,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	$343,951
355,000	First American Financial Corp., 4.300%, 2/1/23	363,347
220,000	First Data Corp., 6.750%, 11/1/20(a)	229,788
270,000	Goldman Sachs Group, Inc. (The), 1.798%, 4/23/20(b)	269,214
315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	330,422
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	390,734
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	409,223
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	234,553
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	339,562
350,000	Wells Fargo & Co., GMTN, 4.300%, 7/22/27	377,906

		5,333,521

	Energy — 8.3%
84,000	BP Capital Markets PLC, 1.375%, 11/6/17	84,293
210,000	Buckeye Partners LP, 2.650%, 11/15/18	212,964
250,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20	258,479
119,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	115,659
275,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	310,539
94,000	Noble Holding International, Ltd., 2.500%, 3/15/17	92,938
303,000	NuStar Logistics LP, 4.750%, 2/1/22	282,548
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	362,234
235,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	242,823
200,000	Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	208,591
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	350,144
243,000	Western Gas Partners LP, 4.000%, 7/1/22	236,772
330,000	Williams Partners LP, 3.900%, 1/15/25	299,953

		3,057,937

	Food & Staples Retailing — 1.0%
325,000	Reynolds American, Inc., 4.450%, 6/12/25	363,980

	Food, Beverage & Tobacco — 2.0%
205,000	Altria Group, Inc., 4.750%, 5/5/21	233,829
275,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	285,179
215,000	Kraft Heinz Foods Co., 2.800%, 7/2/20(a)	223,265

		742,273

	Health Care Equipment & Services — 1.6%
295,000	Boston Scientific Corp., 5.125%, 1/12/17	300,762
285,000	DENTSPLY International, Inc., 2.750%, 8/15/16	285,517

		586,279

	Insurance — 15.8%
255,000	Alleghany Corp., 4.950%, 6/27/22	283,964
233,000	Allied World Assurance Co. Holdings, Ltd., 4.350%, 10/29/25	238,411
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	283,228
280,000	CBRE Services, Inc., 5.250%, 3/15/25	291,579

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	$320,100
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	260,248
230,000	Manulife Financial Corp., 4.150%, 3/4/26	246,700
205,000	MetLife, Inc., 7.717%, 2/15/19	237,768
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	497,028
245,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	296,034
255,000	Old Republic International Corp., 4.875%, 10/1/24	272,372
200,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	223,601
325,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	328,035
165,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	168,812
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	477,317
270,000	Symetra Financial Corp., 4.250%, 7/15/24	280,572
360,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	368,805
390,000	WR Berkley Corp., 4.625%, 3/15/22	426,070
295,000	XLIT, Ltd., 4.450%, 3/31/25	297,692

		5,798,336

	Materials — 1.9%
217,000	Glencore Funding, LLC, 1.693%, 4/16/18(a)(b)	208,320
225,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	232,594
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	238,317

		679,231

	Media — 4.3%
350,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.464%, 7/23/22(a)	376,158
225,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	320,884
240,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	245,969
330,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	343,551
265,000	Omnicom Group, Inc., 3.650%, 11/1/24	279,378

		1,565,940

	Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
210,000	Actavis Funding SCS, 3.800%, 3/15/25	218,784
225,000	Celgene Corp., 2.875%, 8/15/20	232,679
295,000	Quintiles Transnational Corp., 4.875%, 5/15/23(a)	299,425

		750,888

	Real Estate — 12.3%
192,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	207,706
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	333,579
141,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	144,659
297,000	CubeSmart LP, REIT, 4.800%, 7/15/22	329,926
106,000	Duke Realty LP, REIT, 3.250%, 6/30/26	107,471
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20	347,588

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$230,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	$236,358
233,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	234,699
240,000	iStar, Inc., REIT, 4.000%, 11/1/17	236,100
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	243,269
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	218,025
346,000	National Retail Properties, Inc. REIT, 4.000%, 11/15/25	367,122
193,000	Prologis LP, 3.750%, 11/1/25	205,706
230,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	242,181
195,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	237,522
230,000	Sovran Acquisition LP, REIT, 3.500%, 7/1/26	232,082
330,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	331,980
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	254,999

		4,510,972

	Retailing — 1.3%
225,000	The Home Depot, Inc., 3.000%, 4/1/26	239,124
220,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	230,666

		469,790

	Telecommunication Services — 3.5%
235,000	AT&T, Inc., 3.000%, 6/30/22	240,657
300,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	333,708
622,000	Verizon Communications, Inc., 5.150%, 9/15/23	724,397

		1,298,762

	Transportation — 0.7%
250,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	272,635

	Utilities — 2.0%
213,000	CMS Energy Corp., 8.750%, 6/15/19	256,324
200,000	Dominion Resources, Inc., 5.200%, 8/15/19	221,532
235,000	Southern Co. (The), 2.750%, 6/15/20	243,561

		721,417

	Total Corporate Bonds (Cost $34,294,651)	35,209,959

U.S. TREASURY NOTES — 2.5%
878,000	2.125%, 5/15/25	927,422

	Total U.S. Treasury Notes (Cost $928,443)	927,422

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS — 1.0%
	Banks — 1.0%
14,500	Citigroup Capital XIII, 7.875%	$378,015
	Total Preferred Stocks (Cost $391,149)	378,015

MONEY MARKET FUND — 0.1%
28,705	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(c)	28,705
	Total Money Market Fund (Cost $28,705)	28,705
Total Investments — 99.5% (Cost $35,642,948)		36,544,101
Net Other Assets (Liabilities) — 0.5%		190,969
NET ASSETS — 100.0%		$36,735,070

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2016. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 26.9%
$565,000	Aegis Asset Backed Securities Trust 2005-5, Series 2005-5, Class 1A4, 0.803%, 12/25/35(a)	$501,735
550,000	AmeriCredit Automobile Receivables, Series 2015-4, Class B, 2.110%, 1/8/21	554,670
300,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	304,046
400,000	AmeriCredit Automobile Receivables Trust 2015-3, Series 2015-3, Class B, 2.080%, 9/8/20	403,704
276,590	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.793%, 11/25/35(a)	268,734
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	608,636
700,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	709,469
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.853%, 10/25/34(a)	299,115
350,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	352,936
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	501,039
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	624,634
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.893%, 1/25/36(a)	595,101
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,136
500,000	GSAMP Trust, Series 2006-SEA1, Class M1, 0.953%, 5/25/36(a)(b)	471,321
500,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	510,880
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	649,687
200,000	Home Equity Asset Trust, Series 2005-8, Class M1, 0.883%, 2/25/36(a)	185,485
500,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.923%, 6/25/35(a)	470,165
331,706	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.653%, 1/25/36(a)	320,457
399,583	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 0.923%, 8/25/35(a)	387,930
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 0.963%, 9/25/35(a)	467,348
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.143%, 5/25/35(a)	426,310
400,000	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 0.933%, 8/25/35(a)	375,071
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.953%, 11/25/35(a)	279,595
500,000	Santander Drive Auto Receivables Trust 2015-4, Series 2015-4, Class C, 2.970%, 3/15/21	509,943
351,714	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.773%, 10/25/35(a)	337,285
500,000	Sofi Professional Loan Program 2016-B, LLC, Series 2016-B, Class A1, 1.643%, 6/25/33(a)(b)	499,225

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$253,388	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	$279,061
488,976	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	511,304
540,526	United States Small Business Administration, Series 2015-20I, Class 1, 2.820%, 9/1/35	561,141

	Total Asset Backed Securities (Cost $12,775,606)	12,981,163

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.8%
165,473	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	173,371
470,842	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.678%, 4/20/35(a)	442,858
106,206	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	107,036
132,777	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	133,477
130,367	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	134,247
191,865	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	204,724
120,666	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	124,724
84,782	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	84,629
225,398	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	235,949
4,264	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	4,305
15,796	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	17,883
482,947	Fannie Mae, Series 2004-17, Class BZ, 6.000%, 4/25/34	657,503
180,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	210,875
443,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	461,869
451,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	477,723
240,816	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	246,181
100,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	110,922
35,097	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	37,581
321,890	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	360,165
487,327	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	547,005
114,815	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	132,168
140,342	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	153,943
197,730	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	220,382

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$466,312	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	$526,269
169,067	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	182,041
146,146	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	149,780
575,000	Ginnie Mae, Series 2012-16, Class GC, 3.500%, 12/20/39	620,246
277,262	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	281,513
72,519	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	72,264
82,143	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	82,098
96,292	PHHMC Trust, Series 2007-6, Class A1, 5.436%, 12/18/37(a)	95,690
122,774	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	127,987
96,513	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.390%, 7/25/35(a)	99,044
228,035	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	229,065
481,802	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.945%, 6/25/34(a)	477,879
89,546	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	90,209
33,841	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	33,907
22,504	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	22,650
30,044	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	30,682
209,373	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	211,103

	Total Collateralized Mortgage Obligations (Cost $8,273,081)	8,611,947

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.5%
48,232	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	48,185
155,655	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	160,208
29,763	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	29,669
476,369	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	474,576
300,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AM, 5.243%, 12/11/38	302,287
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	261,299
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	340,833
500,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/1/47	560,303

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	$195,747
211,866	COMM Mortgage Trust, Series 2007-C9, Class A4, 6.007%, 12/10/49(a)	218,430
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.297%, 12/10/49(a)	103,583
180,745	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Series 2007-C3, Class A4, 5.889%, 6/1/39(a)	183,875
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	546,356
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	192,848
450,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(a)(b)	508,538
300,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	326,344
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	410,053
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	75,267
72,683	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	72,613
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	299,958
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	552,526
375,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class AS, 4.043%, 7/15/47	409,237
85,293	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	86,571
137,590	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	139,314
185,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.363%, 9/15/45(a)	195,392
87,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.472%, 2/12/51(a)	91,983
393,961	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.071%, 8/12/49(a)	406,499
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	111,030
400,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/1/44(b)	446,514
153,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	156,456
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	844,022
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	331,041
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	444,166
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(b)	109,136

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	$579,540
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	181,588

	Total Commercial Mortgage-Backed Securities (Cost $10,293,094)	10,395,987

MORTGAGE-BACKED SECURITIES — 32.1%
	Fannie Mae — 19.6%
337,687	4.000%, 6/1/34, Pool #MA1922	365,567
217,192	4.000%, 9/1/34, Pool #MA2019	235,149
277,426	4.000%, 3/1/35, Pool #MA2211	300,477
685,969	3.500%, 5/1/35, Pool #MA2260	729,399
193,482	5.000%, 4/1/36, Pool #AB0111	215,951
232,228	5.500%, 6/1/38, Pool #984277	261,849
154,365	5.500%, 8/1/38, Pool #995072	175,690
179,279	4.500%, 9/1/39, Pool #AC1830	196,141
134,081	5.000%, 12/1/39, Pool #AC8518	149,102
119,306	4.500%, 9/1/40, Pool #AE0411	130,935
198,336	4.500%, 10/1/40, Pool #AE4855	217,447
210,903	5.000%, 1/1/41, Pool #AH3373	235,451
250,056	3.500%, 2/1/41, Pool #AH5646	267,855
501,638	4.000%, 3/1/41, Pool #AH4008	539,424
702,439	4.500%, 3/1/41, Pool #AB2467	780,673
126,261	4.500%, 6/1/41, Pool #AC9298	138,035
229,258	5.000%, 7/1/41, Pool #AI5595	256,383
392,074	4.000%, 9/1/41, Pool #AJ1717	421,560
399,481	3.500%, 6/1/42, Pool #AB5373	422,910
345,609	4.000%, 4/1/44, Pool #AW2882	370,500
443,245	5.000%, 5/1/44, Pool #AL5853	492,898
185,375	4.500%, 10/1/44, Pool #MA2066	202,281
446,786	4.500%, 11/1/44, Pool #MA2100	487,498
639,371	4.000%, 12/1/44, Pool #MA2127	685,705
577,317	4.500%, 1/1/45, Pool #MA2158	631,692
539,436	3.500%, 3/1/45, Pool #AS4552	573,635

		9,484,207

	Freddie Mac — 12.4%
523,798	3.500%, 1/1/31, Pool #G18583	555,772
696,369	3.500%, 5/1/32, Pool #C91458	746,298
562,159	3.500%, 7/1/32, Pool #C91467	602,454
208,739	4.000%, 11/1/32, Pool #G30616	225,603
393,770	3.500%, 6/1/36, Pool #C91875	419,340
111,244	5.500%, 10/1/39, Pool #A89387	124,062
173,810	5.000%, 4/1/40, Pool #A91812	193,392
346,118	5.500%, 4/1/40, Pool #C03467	390,580

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$157,943	5.000%, 8/1/40, Pool #C03491	$174,539
258,535	4.000%, 11/1/40, Pool #A94742	281,550
286,618	4.000%, 12/1/40, Pool #A95447	312,156
571,337	4.000%, 1/1/41, Pool #A96312	614,215
200,985	3.500%, 3/1/42, Pool #G08479	212,316
464,180	3.500%, 4/1/42, Pool #C03858	493,344
615,348	3.500%, 8/1/42, Pool #Q10324	649,600

		5,995,221

	Ginnie Mae — 0.1%
32,111	4.000%, 12/20/40, Pool #755678	34,816

	Total Mortgage-Backed Securities (Cost $15,154,063)	15,514,244

U.S. TREASURY NOTES — 0.9%
403,572	0.375%, 7/15/25(c)	415,553

	Total U.S. Treasury Notes (Cost $394,668)	415,553

Shares
MONEY MARKET FUND — 1.0%
473,457	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(d)	473,457
	Total Money Market Fund (Cost $473,457)	473,457

Total Investments — 100.2% (Cost $47,363,969)		48,392,351
Net Other Assets (Liabilities) — (0.2)%		(90,118)

NET ASSETS — 100.0%.		$48,302,233

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2016. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.7%

	Kentucky — 96.7%
$300,000	City Of Bowling Green KY G.O., Advance Refunding, Series C, Callable 6/1/26 @ 102, 4.000%, 6/1/27	$362,088
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	363,072
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	499,444
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	592,370
300,000	Jefferson County School District Finance Corp. School Imps. Revenue Bonds St Intercept, Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	354,189
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	315,090
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	632,089
400,000	Kentucky Association Of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	471,248
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	426,932
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	621,178
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	548,435
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	494,251
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	517,946
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	450,128
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	449,668
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	355,731
300,000	Lexington-Fayette Urban County Government G.O., Public Imps. Series B, Callable 1/1/25 @100, 5.000%, 1/1/27	377,799

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	$588,793
535,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	609,424
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	295,005
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	592,490
500,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	521,230
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	287,717
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	446,132
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	301,949
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	239,390
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	354,255

	Total Municipal Bonds (Cost $11,159,831)	12,068,043

Shares
MONEY MARKET FUND — 2.5%

316,104	Federated Tax Free Obligations Fund, Institutional Shares, 0.27%(a)	316,104
	Total Money Market Fund (Cost $316,104)	316,104
Total Investments — 99.2% (Cost $11,475,935)		12,384,147
Net Other Assets (Liabilities) — 0.8%		104,018

NET ASSETS — 100.0%.		$12,488,165

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 100.6%

	Maryland — 100.6%
$1,000,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	$1,222,290
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	900,898
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,230,450
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,107,053
1,000,000	Harford County, MD, Consolidated Public Improvements G.O., 5.000%, 9/15/23	1,264,840
705,000	Howard County Housing Commission, Gateway Village Apartments, Local Multifamily Housing, Revenue Bonds, Callable 6/1/26 @ 100, 4.000%, 6/1/27	805,230
1,000,000	Howard County, MD, Consolidated Public Improvements, Series A, Refunding G.O., 5.000%, 2/15/20	1,152,380
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	320,943
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	309,031
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	164,383
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	170,225
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	723,058
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	284,145
90,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	92,757
1,175,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,359,205
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	494,735
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,156,210

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	$1,217,628
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	971,298
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,183,190
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	592,220
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,207,230
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	625,040
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,167,180
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	478,056
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	445,452
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,437,611
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	546,885
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,125,490
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	574,315
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,234,510
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	862,687
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	1,024,621
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,207,460

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$1,000,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	$1,193,350
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,293,980
700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	846,860

		31,992,896

	Total Municipal Bonds (Cost $29,916,351)	31,992,896

Shares
MONEY MARKET FUND — 1.0%
313,920	Federated Tax Free Obligations Fund, Institutional Shares, 0.27%(a)	313,920
	Total Money Market Fund (Cost $313,920)	313,920

Shares
MONEY MARKET FUND — (continued)

Total Investments — 101.6% (Cost $30,230,271)	$32,306,816
Net Other Assets (Liabilities) — (1.6)%	(500,550)

NET ASSETS — 100.0%.	$31,806,266

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.0%

	North Carolina — 95.0%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,776,829
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,808,270
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,205,130
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,196,080
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,251,800
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,251,361
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,047,131
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,311,860
1,000,000	Cabarrus County, NC Installment Fing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @ 100, 5.000%, 4/1/28	1,282,710
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,083,810
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,864,890
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,914,695
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,483,648
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,763,141
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,824,808
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,264,760
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,123,019
1,120,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/29	1,338,299
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,100,490
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,123,250

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	$1,224,980
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,153,590
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,159,980
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,642,240
2,465,000	City Of Fayetteville, NC, Public Works Commission Revenue, Multi Utility Improvements, Advance Refunding Revenue Bonds, 5.000%, 3/1/26	3,251,039
1,195,000	City Of Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,517,973
1,000,000	City Of Wilmington, NC, Advance Refunding Revenue Bonds, Callable 6/1/26 @ 100, 4.000%, 6/1/35	1,155,750
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,235,000
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,185,980
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,606,653
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,244,880
1,000,000	Durham, NC, Refunding, G.O., 4.000%, 9/1/25	1,234,280
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	2,046,957
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL), 5.000%, 9/1/22	1,135,930
2,000,000	Guilford County, NC, Advance Refunding, G.O., Series A, 5.000%, 2/1/26	2,656,740
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,045,048
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,268,701
2,335,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,591,640
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,442,156
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,922,084
1,000,000	Johnston County, NC, Public Improvement, G.O., 5.000%, 2/1/23	1,242,250
1,405,000	Johnston County, NC, Public Improvements, G.O., 5.000%, 2/1/24	1,788,762

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$3,750,000	Johnston County, NC, Refunding, G.O., 4.000%, 2/1/26	$4,622,963
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,033,180
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,698,191
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,891,612
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	1,894,725
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,771,160
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,370,700
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,383,603
1,020,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/23	1,272,001
1,365,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/22	1,661,819
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,116,258
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,193,214
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,496,682
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,134,230
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,186,332
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, 5.000%, 10/1/32	1,237,940
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, 5.000%, 10/1/34	1,496,078
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,523,548
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,216,080
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,226,280
1,640,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,862,204

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	$1,101,349
1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,605,720
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,968,900
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,001,623
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,339,276
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,055,080
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,476,622
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,759,775
400,000	North Carolina Medical Care Commission, United Methodist Retirement, Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/30	495,652
500,000	North Carolina Medical Care Commission, United Methodist Retirement, Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/35	606,370
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,323,323
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,501,920
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,174,397
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,460,087
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,501,037
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,644,279
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/18	1,188,229
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,110,910

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	$1,472,679
1,015,000	Pender County, NC, School Improvements, G.O., Callable 3/1/26 @100, 5.000%, 3/1/27	1,331,873
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,669,251
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,669,076
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,473,805
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,868,835
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	2,005,265
1,070,000	Raleigh, NC, Public Improvements, Revenue, Series A, Callable 10/1/24 @ 100, 4.000%, 10/1/31	1,218,933
1,560,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,611,761
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,623,461
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,524,662
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,147,990
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,687,939
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,259,800
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,710,810
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	2,094,783
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,804,779
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,646,607
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,726,268
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,038,852

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	$1,048,590
250,000	University of North Carolina System, University & College Improvements, Prerefunded Revenue, Series A, Callable 10/1/16 @ 100, 5.000%, 10/1/17	252,860
120,000	University Of North Carolina System, University & College Improvements, Refunding Revenue, Series A, 5.000%, 10/1/17	121,360
405,000	University Of North Carolina System, University & College Improvements, Unrefunded Revenue, Series A, 5.000%, 10/1/17	409,751
3,000,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Duke Energy Progress, Refunding Revenue, Callable 6/1/23 @ 100, 4.000%, 6/1/41	3,328,530
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,562,240
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,195,450
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,170,090
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,246,050
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,493,087
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,039,820
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,390,081
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,267,530

	Total Municipal Bonds (Cost $189,151,647)	203,484,811

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares
MONEY MARKET FUND — 4.3%
9,271,712	Federated North Carolina Municipal Cash Trust, Institutional Shares, 0.01%(a)	$9,271,712

	Total Money Market Fund (Cost $9,271,712)	9,271,712

Total Investments — 99.3% (Cost $198,423,359)		212,756,523
Net Other Assets (Liabilities) — 0.7%		1,500,754

NET ASSETS — 100.0%.		$214,257,277

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.1%

	South Carolina — 97.1%
$1,515,000	Anderson County, SC, School District No 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	$1,917,323
1,190,000	Anderson County, SC, School District No 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,477,730
1,215,000	Anderson County, SC, School District No 5, School Improvements, G.O., (SCSDE), 5.000%, 3/1/25	1,565,394
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,171,830
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,229,444
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,212,980
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,029,660
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,211,770
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,229,690
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	3,005,700
1,075,000	Cherokee County, SC, School District No 1, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/25	1,387,040
1,000,000	City of Myrtle Beach, SC, Water & Sewer Revenue, Advance Refunding, Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/28	1,275,330
1,910,000	Clover School District No. 2, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/18	2,047,826
1,000,000	Clover, SC, School District No 2, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/20	1,149,880
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,634,807
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,516,665
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,243,470
1,095,000	Columbia, SC, Recreational Facilities Improvements Revenue, Callable 2/1/24 @ 100, 4.000%, 2/1/31	1,229,565
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,340,001
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,297,237
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	601,314

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	$1,228,110
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,330,593
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,122,400
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,224,280
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,095,726
570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	579,103
1,340,000	Greenville Health System, Hospital System Board, Refunding Revenue, 5.000%, 5/1/21	1,571,418
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,173,480
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,178,300
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	594,278
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,259,776
1,000,000	Greenwood, SC, Metropolitan District, Advance Refunding, Revenue Bonds, Callable 10/1/26 @100, 5.000%, 10/1/28	1,289,950
1,000,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	1,244,690
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,221,040
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	509,410
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,802,122
645,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/19	682,023
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,055,460
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	935,359
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,181,550
1,500,000	Lexington County, SC, School District No. 2 School Improvements, G.O., (SCSDE), 5.000%, 3/1/24	1,895,340

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	$1,018,900
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,097,074
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,270,750
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,800,487
1,135,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	1,153,614
1,140,000	Oconee County, SC, School District, School Improvements, G.O., (SCSDE), Series A, 5.000%, 3/1/24	1,444,255
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	952,204
600,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	637,662
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,135,530
230,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL), OID, 5.375%, 1/1/25	256,687
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,104,100
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,191,770
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,163,190
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,268,989
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,863,585
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,308,961
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100, (AGM), 5.000%, 12/1/19	840,353
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	931,133
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	548,885
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	566,100

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	$603,427
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,210,320
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,764,045
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	730,852
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	552,335
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	538,395
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,284,654
335,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	370,852
345,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	381,922
695,000	South Carolina State Public Service Authority, Unrefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	762,457
670,000	South Carolina State Public Service Authority, Unrefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	732,243
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100, (Assured Guaranty), 5.250%, 4/15/21	647,106
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	568,465

	Total Municipal Bonds (Cost $81,825,061)	86,650,366

Shares
MONEY MARKET FUND — 1.5%
1,368,817	Federated Tax Free Obligations Fund, Institutional Shares, 0.27%(b)	1,368,817
	Total Money Market Fund (Cost $1,368,817)	1,368,817

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Total Investments — 98.6% (Cost $83,193,878)	$88,019,183
Net Other Assets (Liabilities) — 1.4%	1,238,991

NET ASSETS — 100.0%	$89,258,174

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2016. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.1%

	District of Columbia — 1.7%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,347,966
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	706,150

		2,054,116

	Virginia — 96.4%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,187,040
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,083,975
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,191,526
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,197,010
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,078,700
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,226,665
825,000	City Of Portsmouth Va Prerefunded-Ref-Ser B Refunding Bonds General Obligation Unltd, 5.250%, 7/15/23	936,870
1,030,000	City Of Portsmouth Va Prerefunded-Ref-Ser D Refunding Bonds General Obligation Unltd, 5.000%, 7/15/21	1,201,124
615,000	City Of Portsmouth Va Unrefunded-Ref-Ser B Refunding Bonds General Obligation Unltd, 5.250%, 7/15/23	693,659
25,000	City Of Portsmouth Va Unrefunded-Ref-Ser D Refunding Bonds General Obligation Unltd, 5.000%, 7/15/21	29,254
1,780,000	City Of Virginia Beach Va Water & Sewer System Revenue Ref-Ser B Advance Refunding Revenue Bonds, 4.000%, 10/1/28	2,161,810
2,600,000	County Of Fairfax Va Sewer Revenue Ref-Ser A Advance Refunding Revenue Bonds, 4.000%, 7/15/38	2,994,290
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,341,058
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,631,821
1,875,000	Fairfax County, VA, Economic Development Authority, Goodwin House Inc., Refunding Revenue, Callable 10/1/17 @ 100, 5.000%, 10/1/27	1,949,006

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	$3,026,425
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,070,550
495,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	535,669
1,455,000	Fairfax County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 4/1/26 @ 100 (State Aid Withholding), 4.000%, 10/1/26	1,786,085
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,592,821
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,220,000
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,108,650
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,989,884
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,277,630
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,262,610
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,957,674
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,673,177
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,904,178
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,403,657
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,545,485
1,250,000	New River Valley Regional Jail Authority Correctional Facilities Improvement Advance Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/27	1,610,087
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,252,120

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	$1,207,970
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,188,810
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,208,300
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,215,820
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,738,706
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,100,920
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,109,640
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,987,929
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,376,560
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	2,093,057
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,625,921
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,377,298
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,603,971
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,494,920
2,195,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/27	2,783,721
1,000,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/30	1,252,590
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,128,685
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,474,529
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	986,279

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	$1,119,980
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,806,318
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,478,445
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,614,284
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL), 5.000%, 2/1/17	2,488,608
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,243,550
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	3,022,775
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Aid Withholding), 4.000%, 9/1/25	2,069,918
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,132,510
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,106,327
1,065,000	Virginia Commonwealth Transportation Board Refunding Revenue, Series B, 5.000%, 5/15/25	1,383,041
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,269,580
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,732,290
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,372,620
2,000,000	Virginia Public School Authority, Refunding Revenue, (State Aid Withholding), 5.000%, 8/1/20	2,337,000
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,220,587
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,856,359
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,951,619

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	$836,703
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,120,707

		117,239,357

	Total Municipal Bonds (Cost $111,546,620)	119,293,473

Shares
MONEY MARKET FUND — 0.7%
896,645	Federated Virginia Municipal Money Market Portfolio, Institutional Shares, 0.010%(a)	896,645

	Total Money Market Fund (Cost $896,645)	896,645

Total Investments — 98.8% (Cost $112,443,265)		120,190,118
Net Other Assets (Liabilities) — 1.2%		1,435,239

NET ASSETS — 100.0%.		$121,625,357

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.0%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,211,156
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,221,894
1,015,000	Berkeley County, WV, Public Service Sewer District, Current Refunding Sewer Revenue, Callable 6/1/26 @ 100 (BAM), 5.000%, 6/1/31	1,241,680
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,737,690
765,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, 5.000%, 3/1/22	767,578
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	723,580
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,364,677
1,090,000	City Of Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, 4.500%, 3/1/36	1,265,010
1,000,000	County Of Ohio, WV, Special District Excise Tax, Refunding Revenue, Series B, 4.375%, 3/1/35	1,028,630
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,318,020
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,183,046
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,759,854
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,176,263
2,150,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,314,389
1,505,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,632,850
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,893,885
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,620,809
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,819,038
1,000,000	Mason County, WV, Appalachian Power Co., Industrial Improvements Revenue, Series L, 1.625%, 10/1/22(a)	1,009,520

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	$1,774,695
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,202,940
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	814,495
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,158,415
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,100,708
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,482,820
200,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	205,296
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,120,720
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,359,024
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,309,250
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,061,470
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,882,116
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,504,324
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,621,204
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,186,713
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,106,390
1,105,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/18	1,154,791

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,650,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/19	$1,724,003
3,700,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/20	3,862,541
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	625,945
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,581,478
1,675,000	School Building Authority Of West Virginia, School Improvements Revenue, Series A, 5.000%, 7/1/28	2,120,249
1,000,000	School Building Authority of West Virginia, School Improvements Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,149,140
1,290,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, (NATL), 5.000%, 6/1/25	1,295,083
500,000	West Virginia Economic Development Authority, Appalachian Power Co. Amos Plant Project, Refunding Revenue, 1.900%, 3/1/40(a)	505,060
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,358,832
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,580,080
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,388,356
250,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	286,347
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,278,920
1,210,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,273,537
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,986,919
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,833,216

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, OID, 6.500%, 9/1/16	$ 227,027
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,384,240
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	642,452
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	770,402
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,635,565
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,154,052
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/17	1,372,246
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/19	2,246,980
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,250,660
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	3,149,609
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,750,890
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	2,054,605
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,836,306
	Total Municipal Bonds (Cost $93,375,693)	99,659,680

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.2%

1,227,522	Federated Tax Free Obligations Fund, Institutional Shares, 0.270%(b)	$ 1,227,522

	Total Money Market Fund (Cost $1,227,522)	1,227,522
Total Investments — 99.2% (Cost $94,603,215)		100,887,202
Net Other Assets (Liabilities) — 0.8%		805,042
NET ASSETS — 100.0%.		$101,692,244

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2016. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 43.6%

73,648	First Trust DJ Global Select Dividend Index Fund	$ 1,640,141
125,844	First Trust North American Energy Infrastructure Fund ETF	3,105,830
262,867	Madison Covered Call & Equity Income Fund	2,402,606
31,811	PowerShares S&P 500 Buy Write Portfolio	659,124
26,818	SPDR S&P Global Dividend ETF	1,645,794
165,825	VanEck Vectors Fallen Angel High Yield Bond ETF	4,618,226
11,045	Vanguard Global ex-U.S. Real Estate ETF	597,093
31,513	Vanguard High Dividend Yield ETF	2,251,919
11,029	Vanguard REIT ETF	977,941

	Total Equity Funds (Cost $17,569,522)	17,898,674

FIXED INCOME FUNDS — 56.1%

187,205	DoubleLine Total Return Bond Fund	2,046,153
221,278	Goldman Sachs Investment Grade Credit Fund	2,062,307
119,103	Guggenheim Floating Rate Strategies Fund	3,040,706
1	Hotchkis and Wiley High Yield Fund	15
24,877	iShares 10-20 Year Treasury Bond ETF	3,646,968
6,646	iShares 20+ Year Treasury Bond ETF	923,129
242,415	MFS Municipal High Income Fund	2,065,374
293,895	Pioneer ILS Interval Fund	3,115,290

Shares		Fair Value
FIXED INCOME FUNDS — (continued)

104,665	PowerShares Emerging Markets Sovereign Debt Portfolio	$ 3,095,991
151,313	Principal Preferred Securities Fund	1,528,266
154,631	Shenkman Short Duration High Income Fund	1,523,117

	Total Fixed Income Funds (Cost $22,454,597)	23,047,316

MONEY MARKET FUND — 0.8%

336,937	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(a)	336,937

	Total Money Market Fund (Cost $336,937)	336,937
Total Investments — 100.5% (Cost $40,361,056)		41,282,927
Net Other Assets (Liabilities) — (0.5)%		(221,525)
NET ASSETS — 100.0%.		$41,061,402

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 64.8%

970,111	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$ 8,701,892
262,079	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,568,045
409,657	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,342,803
201,107	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	4,432,395

	Total Equity Funds (Cost $21,896,107)	21,045,135

FIXED INCOME FUND — 34.1%

1,026,131	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	11,071,951

	Total Fixed Income Fund (Cost $10,687,161)	11,071,951

MONEY MARKET FUND — 1.0%

343,944	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(c)	343,944

	Total Money Market Fund (Cost $343,944)	343,944
Total Investments — 99.9% (Cost $32,927,212)		32,461,030
Net Other Assets (Liabilities) — 0.1%		21,638
NET ASSETS — 100.0%.		$32,482,668

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 81.2%

861,585	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$ 7,728,413
232,782	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,057,393
347,891	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	2,838,793
178,620	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	3,936,780

	Total Equity Funds (Cost $19,184,772)	18,561,379

FIXED INCOME FUND — 17.7%

374,221	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,037,843

	Total Fixed Income Fund (Cost $4,006,261)	4,037,843

MONEY MARKET FUND — 1.1%

259,845	Federated Treasury Obligations Fund, Institutional Shares, 0.240%(c)	259,845

	Total Money Market Fund (Cost $259,845)	259,845
Total Investments — 100.0% (Cost $23,450,878)		22,859,067
Net Other Assets (Liabilities) — 0.0%		(2,722)
NET ASSETS — 100.0%.		$22,856,345

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments

June 30, 2016 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund (formerly known as Sterling Capital Strategic Allocation Conservative Fund), Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities. The schedules of portfolio investments herein do not relate to the Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, which are offered through separate prospectuses and a separate SAI, have a fiscal year ending December 31, 2015, and include financial statements in their most recent annual report.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At June 30, 2016, the Sterling Capital Special Opportunities Fund has written options valued by the Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) recorded at fair value of $22,400, and represent 0.002% of net assets.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2016, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2016 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$273,679,733(	a)	$—	$—	$273,679,733
Sterling Capital Mid Value Fund	556,412,421(	a)	—	—	556,412,421
Sterling Capital Behavioral Small Cap Value Equity Fund	153,885,452(	a)	—	—	153,885,452
Sterling Capital Special Opportunities Fund	1,122,787,924(	a)	—	—	1,122,787,924
Sterling Capital Equity Income Fund	1,583,130,212(	a)	—	—	1,583,130,212
Sterling Capital Long/Short Equity Fund	42,215,410(	a)	—	—	42,215,410
Sterling Capital Behavioral International Equity Fund	1,162,574(	a)	63,407,819(a)	—	64,570,393
Sterling Capital Ultra Short Bond Fund	310,521(	b)	45,949,282(a)	—	46,259,803
Sterling Capital Short Duration Bond Fund	763,903(	b)	84,580,067(a)	—	85,343,970
Sterling Capital Intermediate U.S. Government Fund	586,029(	b)	28,211,060(a)	—	28,797,089
Sterling Capital Total Return Bond Fund	10,109,418(	b)	699,973,044(a)	—	710,082,462
Sterling Capital Corporate Fund	406,720(	b)	36,137,381(a)	—	36,544,101
Sterling Capital Securitized Opportunities Fund	473,457(	b)	47,918,894(a)	—	48,392,351
Sterling Capital Kentucky Intermediate Tax-Free Fund	316,104(	b)	12,068,043(a)	—	12,384,147
Sterling Capital Maryland Intermediate Tax-Free Fund	313,920(	b)	31,992,896(a)	—	32,306,816
Sterling Capital North Carolina Intermediate Tax-Free Fund	9,271,712(	b)	203,484,811(a)	—	212,756,523
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,368,817(	b)	86,650,366(a)	—	88,019,183
Sterling Capital Virginia Intermediate Tax-Free Fund	896,645(	b)	119,293,473(a)	—	120,190,118
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,227,522(	b)	99,659,680(a)	—	100,887,202
Sterling Capital Diversified Income Fund	41,282,927(	a)	—	—	41,282,927
Sterling Capital Strategic Allocation Balanced Fund	32,461,030(	a)	—	—	32,461,030
Sterling Capital Strategic Allocation Growth Fund	22,859,067(	a)	—	—	22,859,067

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$18,789,643(a	)	—	—	$18,789,643
Other Financial Instruments-Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	610,800		22,400	—	633,200
Sterling Capital Equity Income Fund (c)	143,900			—	143,900
Sterling Capital Long/Short Equity Fund (c)	3,670		—	—	3,670

(a)    Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    Represents money market funds and/or certain preferred stocks.

(c)    Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price (a “mortgage dollar roll”). The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Long/Short Equity Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation). Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Long/Short Equity Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2016:

	Number of Contracts	Value

Sterling Capital Special Opportunities Fund
Autodesk, Inc., $70.00, 7/15/16	800	$(22,400)
Activision Blizzard, Inc., $38.00, 8/19/16	600	(178,800)
Activision Blizzard, Inc., $39.00, 8/19/16	1,800	(432,000)

	3,200	$(633,200)

Sterling Capital Equity Income Fund
McDonald’s Corporation, Inc., $130.00, 09/16/16	1,000	$(35,000)
Mead Johnson Nutrition Co., $100.00, 11/18/16	450	(108,900)

	1,450	$(143,900)

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

	Number of Contracts	Value

Sterling Capital Long/Short Equity Fund
Amazon.com, Inc., $680.00, 7/15/16	1	$(315)
Netflix Inc., $85.00, 7/15/16	12	(648)
Restaurant Brands International Inc., $40.00, 07/15/16	28	(1,680)
Signet Jewelers Ltd., $75.00, 7/15/16	13	(1,027)

	54	$(3,670)

(a) Security was fair valued under methods approved by the Board.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in long/short equity strategies.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2016 is as follows:

	Shares Held at September 30, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016

Sterling Capital Diversified Income Fund
Sterling Capital Corporate Fund, Institutional Shares	216,414	7,586	224,000	—	—
Sterling Capital Securitized Opportunities Fund, Institutional Shares	219,233	11,574	230,807	—	—

Total Affiliates	435,647	19,160	454,807	—	—

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Share	1,040,079	23,059	93,027	970,111	$8,701,892
Sterling Capital Equity Income Fund, Institutional Shares	277,201	17,919	33,041	262,079	4,568,045
Sterling Capital Long/Short Equity Fund, Institutional Shares	392,836	32,704	15,883	409,657	3,342,803
Sterling Capital Special Opportunities Fund, Institutional Shares	202,824	30,609	32,326	201,107	4,432,395
Sterling Capital Total Return Bond Fund, Institutional Shares	1,154,248	19,061	147,178	1,026,131	11,071,951

Total Affiliates	3,067,188	123,352	321,455	2,869,085	$32,117,086

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	948,804	13,128	100,347	861,585	$7,728,413
Sterling Capital Equity Income Fund, Institutional Shares	252,935	16,022	36,175	232,782	4,057,393
Sterling Capital Long/Short Equity Fund, Institutional Shares	342,793	27,077	21,979	347,891	2,838,793
Sterling Capital Special Opportunities Fund, Institutional Shares	185,048	26,396	32,824	178,620	3,936,780
Sterling Capital Total Return Bond Fund, Institutional Shares	432,415	9,955	68,149	374,221	4,037,843

Total Affiliates	2,161,995	92,578	259,474	1,995,099	$22,599,222

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2016 (Unaudited)

At September 30, 2015, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$—	$8,858,685	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	6,354,182	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,370,804	2017
Sterling Capital Behavioral International Equity Fund	946,403	—	—	—
Sterling Capital Ultra Short Fund	66,873	270,173	—	—
Sterling Capital Short Duration Bond Fund	1,172,079	2,371,503	—	—
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	—	—	6,852,937	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Intermediate U.S. Government Fund	250,655	101,957	—	—
Sterling Capital Total Return Bond Fund	4,229,612	1,875,370	—	—
Sterling Capital Corporate Fund	108,928	19,682	—	—
Sterling Capital Securitized Opportunities Fund	1,384,668	355,951	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,747	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	1,083,564	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	2,740,917	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019
* Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

As of June 30, 2016, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$252,693,098	$27,788,635	$(6,802,000)	$20,986,635
Sterling Capital Mid Value Fund	530,497,877	87,766,884	(61,852,340)	25,914,544
Sterling Capital Behavioral Small Cap Value Equity Fund	138,213,810	17,715,233	(2,043,591)	15,671,642
Sterling Capital Special Opportunities Fund	894,636,796	267,848,126	(39,696,998)	228,151,128
Sterling Capital Equity Income Fund	1,262,783,123	350,195,273	(29,848,184)	320,347,089
Sterling Capital Long/Short Equity Fund	26,086,938	3,797,113	(6,756,512)	(2,959,399)
Sterling Capital Behavioral International Equity Fund	67,384,217	1,091,619	(3,905,443)	(2,813,824)
Sterling Capital Ultra Short Bond Fund	46,468,946	76,425	(285,568)	(209,143)
Sterling Capital Short Duration Bond Fund	85,352,760	581,502	(590,292)	(8,790)
Sterling Capital Intermediate U.S. Government Fund	27,834,830	963,928	(1,669)	962,259
Sterling Capital Total Return Bond Fund	691,805,219	23,511,437	(5,234,194)	18,277,243
Sterling Capital Corporate Fund	35,647,483	1,135,437	(238,819)	896,618
Sterling Capital Securitized Opportunities Fund	47,372,633	1,150,910	(131,192)	1,019,718
Sterling Capital Kentucky Intermediate Tax-Free Fund	11,476,175	907,972	—	907,972
Sterling Capital Maryland Intermediate Tax-Free Fund	30,230,271	2,076,545	—	2,076,545
Sterling Capital North Carolina Intermediate Tax-Free Fund	198,428,095	14,328,428	—	14,328,428
Sterling Capital South Carolina Intermediate Tax-Free Fund	83,193,878	4,825,305	—	4,825,305
Sterling Capital Virginia Intermediate Tax-Free Fund	112,443,265	7,746,853	—	7,746,853
Sterling Capital West Virginia Intermediate Tax-Free Fund	94,603,215	6,283,987	—	6,283,987
Sterling Capital Diversified Income Fund	40,400,865	1,308,862	(426,800)	882,062
Sterling Capital Strategic Allocation Balanced Fund	33,010,260	1,136,654	(1,685,884)	(549,230)
Sterling Capital Strategic Allocation Growth Fund	23,545,128	815,289	(1,501,350)	(686,061)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/23/2016

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	8/23/2016